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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-02699
AIM Growth Series (Invesco Growth Series)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 3/31
Date of reporting period: 9/30/10

*	Funds included are: Invesco Van Kampen Asset Allocation Conservative Fund, Invesco Van Kampen Asset Allocation Growth Fund, Invesco Van Kampen Asset Allocation Moderate Fund and Invesco Van Kampen Leaders Fund.

Item 1. Reports to Stockholders.

Invesco Van Kampen Asset Allocation Conservative Fund
Semiannual Report to Shareholders ▪ September 30, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
9	Financial Highlights
12	Notes to Financial Statements
20	Fund Expenses
21	Approval of Investment Advisory and Sub-Advisory Agreements
23	Results of Proxy
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 3/31/10 to 9/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.38%

Class B Shares	2.98

Class C Shares	3.02

Class Y Shares	3.51

Barclays Capital U.S. Aggregate Index▼ (Broad Market Index)	6.05

Custom Invesco VK Asset Allocation Conservative Index■ (Style-Specific Index)	3.64

▼Lipper Inc.; ■Invesco, Lipper Inc.
The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The Custom Invesco VK Asset Allocation Conservative Index, created by Invesco to serve as a benchmark for Invesco Van Kampen Asset Allocation Conservative Fund, is comprised of the following indexes: S&P 500 Index (25%), MSCI EAFE Index (15%) and Barclays Capital U.S. Aggregate Index (60%).
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2              Invesco Van Kampen Asset Allocation Conservative Fund

Average Annual Total Returns
As of 9/30/10, including maximum applicable sales charges

Class A Shares

Inception (9/25/06)	1.50%

1 Year	2.63

Class B Shares

Inception (9/25/06)	1.68%

1 Year	2.73

Class C Shares

Inception (9/25/06)	2.15%

1 Year	6.67

Class Y Shares

Inception (9/25/06)	3.20%

1 Year	8.71
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Asset Allocation Conservative Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Asset Allocation Conservative Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.18%, 1.93%, 1.93%, and 0.93%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.55%, 2.30%, 2.30% and 1.30%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

2	The expense ratio includes estimated acquired Fund fees and expenses of the underlying funds in which the Fund invests of 0.78% for Invesco Van Kampen Asset Allocation Conservative Fund.

3              Invesco Van Kampen Asset Allocation Conservative Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your fund and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
4              Invesco Van Kampen Asset Allocation Conservative Fund

Schedule of Investments

September 30, 2010
(Unaudited)

Description	Shares	Value

Investment Companies(a)–100.3%
Invesco Balanced-Risk Allocation Fund, Institutional Class	1,239,651	$14,379,953

Invesco Charter Fund, Institutional Class	229,248	3,530,421

Invesco Developing Markets Fund, Institutional Class	130,478	4,206,595

Invesco Diversified Dividend Fund, Institutional Class	470,420	5,325,151

Invesco Emerging Market Local Currency Debt Fund, Institutional Class(b)	408,931	4,490,060

Invesco Endeavor Fund, Institutional Class	188,610	2,734,844

Invesco Floating Rate Fund, Institutional Class	970,642	7,339,241

Invesco Global Real Estate Fund, Institutional Class	243,223	2,490,604

Invesco International Core Equity Fund, Institutional Class	489,213	5,190,546

Invesco Small Cap Equity Fund, Institutional Class(c)	213,459	2,324,566

Invesco Van Kampen Capital Growth Fund, Institutional Class(c)	421,918	5,075,669

Invesco Van Kampen Comstock Fund, Institutional Class	227,209	3,224,093

Invesco Van Kampen Corporate Bond Fund, Institutional Class	3,653,698	25,173,977

Invesco Van Kampen Government Securities Fund, Institutional Class	2,002,534	19,624,832

Invesco Van Kampen Growth and Income Fund, Institutional Class	157,758	2,729,208

Invesco Van Kampen High Yield Fund, Institutional Class	392,784	3,778,581

Invesco Van Kampen International Growth Fund, Institutional Class(c)	301,713	4,800,260

Invesco Van Kampen Limited Duration Fund, Institutional Class(b)	771,399	7,035,158

Invesco Van Kampen U.S. Mortgage Fund, Institutional Class	472,673	6,206,197

Total Long-Term Investments–100.3% (Cost $121,851,664)		129,659,956

Money Market Funds(a)–0.1%
Liquid Assets Portfolio–Institutional Class	50,254	50,254

Premier Portfolio–Institutional Class	50,254	50,254

Total Money Market Funds–0.1% (Cost $100,508)		100,508

TOTAL INVESTMENTS–100.4% (Cost $121,952,172)		129,760,464

LIABILITIES IN EXCESS OF OTHER ASSETS–(0.4%)		(537,109)

NET ASSETS–100.0%		$129,223,355

Percentages are calculated as a percentage of net assets.

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser.
(b)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At September 30, 2010, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund’s shares outstanding:

Percent of
Underlying Affiliated Fund	Shares Held

Invesco Emerging Market Local Currency Debt Fund, Institutional Class	6.06%
Invesco Van Kampen Limited Duration Fund, Institutional Class	8.15

(c)	Non-income producing security.

Portfolio Composition

By asset class, % of total Net Assets
as of 9/30/2010

Fixed Income	57.0%

Equities	32.2

Asset Allocation	11.1

Money Market Funds Less Liabilities in Excess of Other Assets	(0.3)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Asset Allocation Conservative Fund

Statement of Assets and Liabilities

September 30, 2010
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $121,952,172)	$129,760,464

Receivables:
Fund shares sold	2,912,783

Dividends	222,018

Total assets	132,895,265

Liabilities:
Payables:
Fund shares repurchased	3,351,946

Custodian bank	186,686

Distributor and affiliates	71,604

Trustees’ deferred compensation and retirement plans	317

Accrued expenses	61,357

Total liabilities	3,671,910

Net assets	$129,223,355

Net assets consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$129,239,907

Net unrealized appreciation	7,808,292

Accumulated undistributed net investment income	163,959

Accumulated net realized gain (loss)	(7,988,803)

Net assets	$129,223,355

Maximum offering price per share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $92,452,468 and 9,350,395 shares of beneficial interest issued and outstanding)	$9.89

Maximum sales charge (5.50% of offering price)	0.58

Maximum offering price to public	$10.47

Class B Shares:
Net asset value and offering price per share (Based on net assets of $18,530,404 and 1,879,683 shares of beneficial interest issued and outstanding)	$9.86

Class C Shares:
Net asset value and offering price per share (Based on net assets of $18,062,269 and 1,830,116 shares of beneficial interest issued and outstanding)	$9.87

Class Y Shares:
Net asset value and offering price per share (Based on net assets of $178,214 and 18,021 shares of beneficial interest issued and outstanding)	$9.89

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Asset Allocation Conservative Fund

Statement of Operations

For the six months ended September 30, 2010
(Unaudited)

Investment income:
Dividends from underlying affiliated funds	$1,632,002

Dividends from underlying unaffiliated funds	121,957

Interest	714

Total income	1,754,673

Expenses:
Distribution fees
Class A	116,293

Class B	92,518

Class C	87,079

Investment advisory fee	97,359

Transfer agent fees	71,212

Administrative services fees	26,352

Professional fees	22,922

Reports to shareholders	21,734

Registration fees	12,783

Trustees’ and officer’s fees and benefits	9,042

Custody	2,989

Pension expense (See note 5)	(40,683)

Other	10,389

Total expenses	529,989

Expense reduction	137,098

Net expenses	392,891

Net investment income	1,361,782

Realized and unrealized gain (loss):
Realized gain (loss):
Realized gain on sales of underlying affiliated funds	8,870,056

Realized gain (loss) on sales of underlying unaffiliated funds	(394,491)

Net realized gain	8,475,565

Unrealized appreciation (depreciation):
Beginning of the period	13,577,848

End of the period	7,808,292

Net unrealized appreciation (depreciation) during the period	(5,769,556)

Net realized and unrealized gain	2,706,009

Net increase in net assets from operations	$4,067,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Asset Allocation Conservative Fund

Statements of Changes in Net Assets

For the six months ended September 30, 2010 and the year ended March 31, 2010
(Unaudited)

	September 30,	March 31,
	2010	2010

From investment activities:
Operations:
Net investment income	$1,361,782	$2,917,402

Net realized gain (loss)	8,475,565	(3,212,763)

Net unrealized appreciation (depreciation) during the period	(5,769,556)	27,303,003

Change in net assets from operations	4,067,791	27,007,642

Distributions from net investment income:
Class A Shares	(1,174,234)	(2,046,064)

Class B Shares	(201,000)	(269,340)

Class C Shares	(166,550)	(285,964)

Class Y Shares	(2,895)	(4,310)

Total distributions	(1,544,679)	(2,605,678)

Net change in net assets from investment activities	2,523,112	24,401,964

From capital transactions:
Proceeds from shares sold	16,892,157	54,165,178

Net asset value of shares issued through dividend reinvestment	1,499,949	2,537,394

Cost of shares repurchased	(25,216,248)	(38,975,624)

Net change in net assets from capital transactions	(6,824,142)	17,726,948

Total increase (decrease) in net assets	(4,301,030)	42,128,912

Net assets:
Beginning of the period	133,524,385	91,395,473

End of the period (including accumulated undistributed net investment income of $163,959 and $346,856, respectively)	$129,223,355	$133,524,385

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Asset Allocation Conservative Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A shares
									September 25, 2006
									(Commencement
	Six months ended								of operations) to
	September 30,		Year ended March 31,						March 31,
	2010		2010		2009		2008		2007

Net asset value, beginning of the period	$9.69		$7.71		$10.24		$10.48		$10.00

Net investment income(a)	0.11		0.25		0.29		0.34		0.18

Net realized and unrealized gain (loss)	0.21		1.95		(2.46)		(0.20)		0.43

Total from investment operations	0.32		2.20		(2.17)		0.14		0.61

Less:
Distributions from net investment income	0.12		0.22		0.32		0.34		0.13

Distributions from net realized gain	-0-		-0-		0.02		0.04		-0-

Return of capital distributions	-0-		-0-		0.02		-0-		-0-

Total distributions	0.12		0.22		0.36		0.38		0.13

Net asset value, end of the period	$9.89		$9.69		$7.71		$10.24		$10.48

Total return*	3.38	%(b)	28.68	%(c)	(21.41	)%(c)	1.21	%(c)	6.16	%**(c)

Net assets at end of the period (in millions)	$92.5		$96.0		$65.0		$49.7		$4.6

Ratio of expenses to average net assets*(d)(e)	0.40	%(f)	0.40%		0.40%		0.40%		0.42%

Ratio of net investment income to average net assets*(d)	2.30	%(f)	2.72%		3.36%		3.21%		3.38%

Portfolio turnover(g)	71%		41%		54%		13%		0%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)(e)	0.61	%(f)	0.77%		0.81%		1.24%		8.91%

Ratio of net investment income (loss) to average net assets(d)	2.09	%(f)	2.35%		2.95%		2.37%		(5.11)%

**	Non-Annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.64%, 0.78%, 0.78%, 0.88% and 0.84% at September 30, 2010 and March 31, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.02% for the period ended March 31, 2007.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $92,780.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Asset Allocation Conservative Fund

Financial Highlights—(continued)

(Unaudited)

	Class B shares
									September 25, 2006
									(Commencement
	Six months ended								of operations) to
	September 30,		Year ended March 31,						March 31,
	2010		2010		2009		2008		2007

Net asset value, beginning of the period	$9.68		$7.70		$10.23		$10.48		$10.00

Net investment income(a)	0.08		0.18		0.23		0.29		0.14

Net realized and unrealized gain (loss)	0.21		1.95		(2.46)		(0.24)		0.44

Total from investment operations	0.29		2.13		(2.23)		0.05		0.58

Less:
Distributions from net investment income	0.11		0.15		0.27		0.26		0.10

Distributions from net realized gain	-0-		-0-		0.02		0.04		-0-

Return of capital distributions	-0-		-0-		0.01		-0-		-0-

Total distributions	0.11		0.15		0.30		0.30		0.10

Net asset value, end of the period	$9.86		$9.68		$7.70		$10.23		$10.48

Total return*	2.98	%(b)	27.77	%(c)	(22.02	)%(c)	0.36	%(c)	5.76	%**(c)

Net assets at end of the period (in millions)	$18.5		$19.1		$11.7		$7.3		$1.1

Ratio of expenses to average net assets*(d)(e)	1.15	%(f)	1.15%		1.15%		1.15%		1.17%

Ratio of net investment income to average net assets*(d)	1.55	%(f)	1.98%		2.66%		2.74%		2.61%

Portfolio turnover(g)	71%		41%		54%		13%		0%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)(e)	1.36	%(f)	1.52%		1.57%		2.11%		9.66%

Ratio of net investment income (loss) to average net assets(d)	1.34	%(f)	1.61%		2.24%		1.78%		(5.88)%

**	Non-Annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.64%, 0.78%, 0.78%, 0.88% and 0.84% at September 30, 2010 and March 31, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.02% for the period ended March 31, 2007.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $18,453.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Asset Allocation Conservative Fund

Financial Highlights—(continued)

(Unaudited)

	Class C shares
									September 25, 2006
	Six months ended								(Commencement
	September 30,		Year ended March 31,						of operations) to
	2010		2010		2009		2008		March 31, 2007

Net asset value, beginning of the period	$9.67		$7.70		$10.23		$10.48		$10.00

Net investment income(a)	0.08		0.18		0.25		0.29		0.14

Net realized and unrealized gain (loss)	0.21		1.94		(2.48)		(0.24)		0.44

Total from investment operations	0.29		2.12		(2.23)		0.05		0.58

Less:
Distributions from net investment income	0.09		0.15		0.27		0.26		0.10

Distributions from net realized gain	-0-		-0-		0.02		0.04		-0-

Return of capital distributions	-0-		-0-		0.01		-0-		-0-

Total distributions	0.09		0.15		0.30		0.30		0.10

Net asset value, end of the period	$9.87		$9.67		$7.70		$10.23		$10.48

Total return*	3.02	%(b)(h)	27.68	%(d)	(21.99	)%(c)(d)	0.36	%(d)	5.76	%**(d)

Net assets at end of the period (in millions)	$18.1		$18.2		$14.6		$16.4		$1.8

Ratio of expenses to average net assets*(e)(f)	1.11	%(g)(h)	1.15%		1.12	%(c)	1.15%		1.17%

Ratio of net investment income to average net assets*(e)	1.59	%(g)(h)	1.94%		2.76	%(c)	2.72%		2.64%

Portfolio turnover(i)	71%		41%		54%		13%		0%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(e)(f)	1.32	%(g)(h)	1.52%		1.54	%(c)	1.99%		9.66%

Ratio of net investment income (loss) to average net assets(e)	1.38	%(g)(h)	1.58%		2.34	%(c)	1.88%		(5.85)%

**	Non-Annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.64%, 0.78%, 0.78%, 0.88% and 0.84% at September 30, 2010 and March 31, 2010, 2009, 2008 and 2007, respectively.
(f)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.02% for the period ended March 31, 2007.
(g)	Ratios are annualized and based on average daily net assets (000’s omitted) of $18,026.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.96%.
(i)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Asset Allocation Conservative Fund

Financial Highlights—(continued)

(Unaudited)

	Class Y sharesˆ
									September 25, 2006
									(Commencement
	Six months ended								of operations) to
	September 30,		Year ended March 31,						March 31,
	2010		2010		2009		2008		2007

Net asset value, beginning of the period	$9.69		$7.71		$10.24		$10.49		$10.00

Net investment income(a)	0.12		0.27		0.37		0.43		0.19

Net realized and unrealized gain (loss)	0.22		1.95		(2.52)		(0.27)		0.45

Total from investment operations	0.34		2.22		(2.15)		0.16		0.64

Less:
Distributions from net investment income	0.14		0.24		0.34		0.37		0.15

Distributions from net realized gain	-0-		-0-		0.02		0.04		-0-

Return of capital distributions	-0-		-0-		0.02		-0-		-0-

Total distributions	0.14		0.24		0.38		0.41		0.15

Net asset value, end of the period	$9.89		$9.69		$7.71		$10.24		$10.49

Total return*	3.51	%(b)	29.00	%(c)	(21.21	)%(c)	1.37	%(c)	6.39	%**(c)

Net assets at end of the period (in millions)	$0.2		$0.2		$0.1		$0.2		$0.5

Ratio of expenses to average net assets*(d)(e)	0.15	%(f)	0.15%		0.15%		0.15%		0.17%

Ratio of net investment income to average net assets*(d)	2.57	%(f)	3.01%		4.14%		4.00%		3.61%

Portfolio turnover(g)	71%		41%		54%		13%		0%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)(e)	0.36	%(f)	0.52%		0.56%		1.91%		8.66%

Ratio of net investment income (loss) to average net assets(d)	2.36	%(f)	2.64%		3.73%		2.24%		(4.88)%

**	Non-Annualized

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.64%, 0.78%, 0.78%, 0.88% and 0.84% at September 30, 2010 and March 31, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.02% for the period ended March 31, 2007.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $198.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
ˆ	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

Notes to Financial Statements

September 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Asset Allocation Conservative Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series), formerly AIM Growth Series (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Asset Allocation Conservative Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).

12        Invesco Van Kampen Asset Allocation Conservative Fund

  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to seek a high level of long-term total return, consistent with a low level of risk.
  The Fund primarily invests in affiliated mutual funds (“underlying funds”) advised by Invesco Advisers (the “Adviser” or “Invesco”). The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Investments in underlying funds are valued at the end of the day net asset value per share.
Securities in the underlying funds, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

13        Invesco Van Kampen Asset Allocation Conservative Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser at the annual rate of 0.15% of the Fund’s average daily net assets. The Fund also indirectly bears the investment advisory fees of the underlying funds. Prior to the Reorganization, the Acquired Fund paid an advisory fee of $33,230 to Van Kampen Asset Management (“Van Kampen”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.40%, 1.15%, 1.15% and 0.15%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Acquired Fund Fees and Expenses are not fees and expenses incurred by the Fund directly but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the net operating expenses will exceed the expense limits above. You incur these expenses indirectly through the valuation of the Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Fund.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

14        Invesco Van Kampen Asset Allocation Conservative Fund

  For the six months ended September 30, 2010, the Adviser waived advisory fees of $64,487 and reimbursed Fund expenses of $46,461.
  Prior to the Reorganization, Van Kampen voluntarily waived $26,150 of fees and/or reimbursed expenses of the Acquired Fund.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. (“VKII”) provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $4,697 to VKII. For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian and fund accountant and provides certain administrative services to the Fund.
  Prior to the Reorganization, under a legal services agreement, VKII provided legal services to the Acquired Fund. Pursuant to such agreement, the Acquired Fund paid $3,031 to VKII.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Pursuant to such agreement, for the period ended September 30, 2010, IIS was paid $47,971 for providing such services. Prior to the Reorganization, the Acquired Fund paid $9,577 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Van Kampen Funds Inc. (“VKFI”) to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $99,827 to VKFI.
  For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to September 30, 2010, IDI advised the Fund that IDI retained $10,921 in front-end sales commissions from the sale of Class A shares and $0, 13,805 and $637 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. Prior to the Reorganization, VKFI retained $15,937 in front-end sales commissions from the sale of Class A shares and $12,017, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$129,760,464	$—	$—	$129,760,464

15        Invesco Van Kampen Asset Allocation Conservative Fund

NOTE 4—Investments in Affiliates

The Fund and the mutual funds below have the same investment adviser and therefore are considered to be affiliated. On June 1, 2010, Class I shares of the former Van Kampen funds were reorganized into Class Y shares of their respective Invesco Van Kampen fund. On July 1, 2010, the Fund transferred its investment in each Invesco fund Class Y shares into the Institutional Class shares of the respective fund. The amount transferred out of each Class Y shares investments is included in Proceeds from Sales. The amount transferred into each Institutional Class is included in Purchases at Cost. The following is a summary of the transactions in and earnings from investments in affiliated mutual funds for the six months ended September 30, 2010.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	03/31/2010	at Cost	from Sales	(Depreciation)	Gain (Loss)	09/30/2010	Income

Invesco Balanced-Risk Allocation Fund, Institutional Class	$—	$14,112,006	$42,439	$309,913	$473	$14,379,953	$—

Invesco Charter Fund, Institutional Class	—	3,496,685	14,438	48,142	32	3,530,421	—

Invesco Developing Markets Fund, Institutional Class	—	4,111,808	18,809	113,515	81	4,206,595	—

Invesco Diversified Dividend Fund, Institutional Class	—	5,302,330	38,402	61,155	68	5,325,151	—

Invesco Emerging Market Local Currency Debt Fund, Institutional Class	—	4,384,327	12,960	118,590	103	4,490,060	—

Invesco Endeavor Fund, Institutional Class	—	2,677,901	7,140	64,127	(44)	2,734,844	—

Invesco Floating Rate Fund, Institutional Class	—	7,350,414	40,316	29,119	24	7,339,241	10,894

Invesco Global Real Estate Fund, Institutional Class	—	2,445,000	12,847	58,374	77	2,490,604	—

Invesco International Core Equity Fund, Institutional Class	—	5,121,720	59,146	127,195	777	5,190,546	—

Invesco Small Cap Equity Fund, Institutional Class	—	2,256,322	6,342	74,711	(125)	2,324,566	—

Invesco Van Kampen American Value Fund, Class Y	2,652,398	348,631	2,103,343	(967,520)	69,834	—	2,859

Invesco Van Kampen Capital Growth Fund, Class Y	6,647,657	815,659	4,946,082	(2,702,935)	185,701	—	—

Invesco Van Kampen Comstock Fund, Class Y	6,638,197	907,942	5,874,426	(1,749,474)	77,761	—	31,049

Invesco Van Kampen Corporate Bond Fund, Class Y	29,337,371	93,298	27,611,003	(1,881,947)	62,281	—	364,110

Invesco Van Kampen Emerging Markets Fund, Class Y	1,332,238	207,484	1,339,186	(225,236)	24,700	—	—

Invesco Van Kampen Government Securities Fund, Class Y	21,294,258	209,203	21,761,633	393,312	(135,140)	—	150,494

Invesco Van Kampen Growth and Income, Class Y	9,296,171	4,216,416	12,055,995	(1,419,795)	(36,797)	—	45,804

Invesco Van Kampen Harbor Fund, Class Y	3,973,246	127,671	3,372,311	(747,626)	19,020	—	38,515

Invesco Van Kampen High Yield Fund, Class Y	3,988,376	28,534	3,672,461	(338,062)	(6,387)	—	89,701

Invesco Van Kampen International Growth Fund, Class Y	9,271,825	1,711,581	8,877,984	(2,136,169)	30,747	—	—

Invesco Van Kampen Limited Duration Fund, Class Y	13,294,634	130,175	13,268,255	(108,936)	(47,618)	—	82,750

Invesco Van Kampen Mid Cap Growth, Class Y	2,647,295	263,316	1,834,207	(1,157,283)	80,879	—	—

Invesco Van Kampen Real Estate Securities Fund, Class Y	2,642,028	329,391	2,236,378	(856,038)	120,997	—	7,904

Invesco Van Kampen U.S. Mortgage Fund, Class Y	6,647,357	194,588	6,695,350	(156,454)	9,859	—	56,566

16        Invesco Van Kampen Asset Allocation Conservative Fund

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	03/31/2010	at Cost	from Sales	(Depreciation)	Gain (Loss)	09/30/2010	Income

Invesco Van Kampen American Value Fund, Institutional Class	$—	$1,944,389	$2,782,272	$—	$837,883	$—	$2,861

Invesco Van Kampen Capital Growth Fund, Institutional Class	—	4,596,526	2,086,452	1,667,317	898,278	5,075,669	—

Invesco Van Kampen Comstock Fund, Institutional Class	—	5,686,280	3,919,925	267,885	1,189,853	3,224,093	30,203

Invesco Van Kampen Corporate Bond Fund, Institutional Class	—	23,082,613	901,412	2,950,789	41,987	25,173,977	334,352

Invesco Van Kampen Emerging Markets Fund, Institutional Class	—	1,288,665	1,589,199	—	300,534	—	—

Invesco Van Kampen Government Securities Fund, Institutional Class	—	19,699,665	609,894	552,549	(17,488)	19,624,832	87,473

Invesco Van Kampen Growth and Income Fund, Institutional Class	—	11,773,955	9,823,738	72,049	706,942	2,729,208	41,094

Invesco Van Kampen Harbor Fund, Institutional Class	—	3,129,897	3,892,545	—	762,648	—	37,291

Invesco Van Kampen High Yield Fund, Institutional Class	—	3,538,289	155,424	394,871	845	3,778,581	82,095

Invesco Van Kampen International Growth Fund, Institutional Class	—	8,705,862	5,808,414	519,252	1,383,560	4,800,260	—

Invesco Van Kampen Limited Duration Fund, Institutional Class	—	12,138,567	5,354,458	115,329	135,720	7,035,158	72,324

Invesco Van Kampen Mid Cap Growth Fund, Institutional Class	—	1,691,072	2,880,309	—	1,189,237	—	—

Invesco Van Kampen Real Estate Securities Fund, Institutional Class	—	2,013,166	2,960,855	—	947,689	—	7,799

Invesco Van Kampen U.S. Mortgage Fund, Institutional Class	—	6,152,651	214,942	263,408	5,080	6,206,197	46,668

Liquid Assets portfolio, Institutional Class	—	8,475,563	8,425,309	—	—	50,254	296

PowerShares Emerging Markets Sovereign Debt Portfolio	—	606,466	636,451	—	29,985	—	8,700

Premier Portfolio, Institutional Class	—	8,475,563	8,425,309	—	—	50,254	200

Total	$119,663,051	$183,841,591	$176,368,361	$(6,245,873)	$8,870,056	$129,760,464	$1,632,002

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  Prior to the Reorganization, the Acquired Fund provided retirement plans for its independent trustees. Such plans were terminated prior to the Reorganization. At the time the plans were terminated the Acquired Fund did not meet the minimum number of years of operations required for the trustees to become fully vested in the plans. Therefore, previously recognized pension expense of $40,683 was reversed during the current period.
  For the period ended September 30, 2010, the Fund paid legal fees of $204 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust. Prior to the Reorganization, the Acquired Fund recognized expense of $447 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Acquired Fund was a partner of such firm and he and his law firm provided legal services as legal counsel to the Acquired Fund.

17        Invesco Van Kampen Asset Allocation Conservative Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of March 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2017	$2,207,923

March 31, 2018	6,477,814

Total capital loss carryforward	$8,685,737

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2010 was $90,393,833 and $95,711,075, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$32,737

Aggregate unrealized (depreciation) of investment securities	—

Net unrealized appreciation of investment securities	$32,737

Cost of investments for tax purposes is $129,727,727.

18        Invesco Van Kampen Asset Allocation Conservative Fund

NOTE 9—Share Information

	For the				For the
	six months ended				year ended
	September 30, 2010(a)				March 31, 2010
	Shares		Value		Shares	Value

Sales:
Class A	1,289,915	(b)	$12,444,705	(b)	4,439,491	$40,517,351

Class B	261,540		2,515,820		960,869	8,781,182

Class C	195,345		1,872,720		526,147	4,814,478

Class Y	5,988		58,912		5,539	52,167

Total Sales	1,752,788		16,892,157		5,932,046	54,165,178

Dividend Reinvestment:
Class A	119,358		1,148,710		216,010	2,009,034

Class B	19,938		191,987		27,522	256,346

Class C	16,374		157,324		29,194	270,426

Class Y	199		1,928		170	1,588

Total Dividend Reinvestment	155,869		1,499,949		272,896	2,537,394

Repurchases:
Class A	(1,968,730)		(18,964,347)		(3,172,554)	(28,934,919)

Class B	(378,351	)(b)	(3,638,365	)(b)	(531,810)	(4,864,625)

Class C	(262,529)		(2,529,970)		(573,265)	(5,176,080)

Class Y	(8,442)		(83,566)		—	—

Total Repurchases	(2,618,052)		$(25,216,248)		(4,277,629)	$(38,975,624)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 49,378 Class B shares into 49,276 Class A shares at a value of $475,682.
  Effective November 30, 2010, all Invesco funds will be closing their Class B shares. Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares, but no additional investments will be accepted in Class B shares on or after November 30, 2010. Any dividends or capital gains distributions may continue to be reinvested in Class B shares until conversion. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

NOTE 10—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 11—Subsequent Event

Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Moderately Conservative Allocation Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

19        Invesco Van Kampen Asset Allocation Conservative Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2010 through September 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/10)	(09/30/10)[1]	Period[2]	(09/30/10)	Period[2]	Ratio[3]
A	$1,000.00	$1,033.83	$2.04	$1,023.06	$2.03	0.40%

B	1,000.00	1,029.77	5.85	1,019.30	5.82	1.15%

C	1,000.00	1,030.20	5.65	1,019.50	5.62	1.11%

Y	1,000.00	1,035.13	0.77	1,024.32	0.76	0.15%

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2010 through September 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.
[3]	The expense ratio for Class C shares reflects actual 12b-1 fees of less than 1%.

20        Invesco Van Kampen Asset Allocation Conservative Fund

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen Asset Allocation Conservative Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage

21        Invesco Van Kampen Asset Allocation Conservative Fund

transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

22        Invesco Van Kampen Asset Allocation Conservative Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Asset Allocation Conservative Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	7,924,902	232,626	501,671	0

23        Invesco Van Kampen Asset Allocation Conservative Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.
Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-AAC-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen Asset Allocation Growth Fund
Semiannual Report to Shareholders ▪ September 30, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
9	Financial Highlights
12	Notes to Financial Statements
20	Fund Expenses
21	Approval of Investment Advisory and Sub-Advisory Agreements
23	Results of Proxy

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 3/31/10 to 9/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.43%

Class B Shares	1.03

Class C Shares	1.03

Class Y Shares	1.52

S&P 500 Index▼ (Broad Market Index)	-1.40

Custom Invesco VK Asset Allocation Growth Index■ (Style-Specific Index)	0.81

▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Invesco VK Asset Allocation Growth Index, created by Invesco to serve as a benchmark for Invesco Van Kampen Asset Allocation Growth Fund, is comprised of the following indexes: S&P 500 Index (50%), MSCI EAFE Index (30%) and Barclays Capital U.S. Aggregate Index (20%).
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2              Invesco Van Kampen Asset Allocation Growth Fund

Average Annual Total Returns
As of 9/30/10, including maximum applicable sales charges

Class A Shares

Inception (9/25/06)	0.59%

1 Year	4.33

Class B Shares

Inception (9/25/06)	0.75%

1 Year	4.60

Class C Shares

Inception (9/25/06)	1.22%

1 Year	8.54

Class Y Shares

Inception (9/25/06)	2.29%

1 Year	10.64
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Asset Allocation Growth Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Asset Allocation Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B,
Class C and Class Y shares was 1.27%, 2.02%, 2.02%, and 1.02%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.71%, 2.46%, 2.46% and 1.46%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

2	The expense ratio includes estimated acquired Fund fees and expenses of the underlying funds in which the Fund invests of 0.87% for Invesco Van Kampen Asset Allocation Growth Fund.

3              Invesco Van Kampen Asset Allocation Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your fund and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
4              Invesco Van Kampen Asset Allocation Growth Fund

Schedule of Investments

September 30, 2010
(Unaudited)

Description	Shares	Value

Investment Companies(a)–100.2%
Invesco Balanced–Risk Allocation Fund, Institutional Class	2,620,148	$30,393,712

Invesco Charter Fund, Institutional Class	656,218	10,105,761

Invesco Developing Markets Fund, Institutional Class	373,837	12,052,497

Invesco Diversified Dividend Fund, Institutional Class	1,347,336	15,251,841

Invesco Emerging Market Local Currency Debt Fund, Institutional Class	136,316	1,496,754

Invesco Endeavor Fund, Institutional Class	539,006	7,815,592

Invesco Global Real Estate Fund, Institutional Class(b)	695,957	7,126,595

Invesco International Core Equity Fund, Institutional Class	1,402,632	14,881,925

Invesco Small Cap Equity Fund, Institutional Class(c)	611,488	6,659,107

Invesco Van Kampen Capital Growth Fund, Institutional Class(c)	1,210,112	14,557,645

Invesco Van Kampen Comstock Fund, Institutional Class	649,213	9,212,333

Invesco Van Kampen Corporate Bond Fund, Institutional Class	1,199,942	8,267,601

Invesco Van Kampen Growth and Income Fund, Institutional Class	452,330	7,825,305

Invesco Van Kampen High Yield Fund, Institutional Class	906,181	8,717,466

Invesco Van Kampen International Growth Fund, Institutional Class(c)	865,063	13,763,154

Total Long-Term Investments–100.2% (Cost $156,802,745)		168,127,288

Money Market Funds(a)–0.0%
Liquid Assets Portfolio–Institutional Class	19,260	19,260

Premier Portfolio–Institutional Class	19,260	19,260

Total Money Market Funds–0.0% (Cost $38,520)		38,520

TOTAL INVESTMENTS–100.2% (Cost $156,841,265)		168,165,808

LIABILITIES IN EXCESS OF OTHER ASSETS–(0.2%)		(285,497)

NET ASSETS–100.0%		$167,880,311

Percentages are calculated as a percentage of net assets.

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser.
(b)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At September 30, 2010, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund’s shares outstanding:

Percent of
Underlying Affiliated Fund	Shares Held

Invesco Global Real Estate Fund, Institutional Class	5.98%

(c)	Non-income producing security.

Portfolio Composition

By asset class, % of total Net Assets
as of 9/30/2010

Equities	71.1%

Asset Allocation	18.1

Fixed Income	11.0

Money Market Funds Less Liabilities in Excess of Other Assets	(0.2)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Asset Allocation Growth Fund

Statement of Assets and Liabilities

September 30, 2010
(Unaudited)

Assets:
Investments in underlying affiliated funds, at value (Cost $156,841,265)	$168,165,808

Cash	25,490

Receivables:
Dividends	122,497

Fund shares sold	111,233

Total assets	168,425,028

Liabilities:
Payables:
Fund shares repurchased	247,020

Investments purchased	105,765

Distributor and affiliates	115,307

Trustees’ deferred compensation and retirement plans	410

Accrued expenses	76,215

Total liabilities	544,717

Net Assets	$167,880,311

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$170,787,305

Net unrealized appreciation	11,324,543

Accumulated undistributed net investment income	2,873,204

Accumulated net realized gain (loss)	(17,104,741)

Net assets	$167,880,311

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $119,702,723 and 12,030,768 shares of beneficial interest issued and outstanding)	$9.95

Maximum sales charge (5.50% of offering price)	0.58

Maximum offering price to public	$10.53

Class B Shares:
Net asset value and offering price per share (Based on net assets of $30,386,274 and 3,097,646 shares of beneficial interest issued and outstanding)	$9.81

Class C Shares:
Net asset value and offering price per share (Based on net assets of $16,334,777 and 1,663,096 shares of beneficial interest issued and outstanding)	$9.82

Class Y Shares:
Net asset value and offering price per share (Based on net assets of $1,456,537 and 145,673 shares of beneficial interest issued and outstanding)	$10.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Asset Allocation Growth Fund

Statement of Operations

For the six months ended September 30, 2010
(Unaudited)

Investment income:
Dividends from underlying affiliated funds	$1,166,707

Dividends from underlying unaffiliated funds	145,492

Interest	771

Total income	1,312,970

Expenses:
Distribution fees
Class A	150,562

Class B	150,585

Class C	81,293

Transfer agent fees	155,280

Investment advisory fee	126,206

Reports to shareholders	38,570

Administrative services fees	26,596

Professional fees	21,303

Trustees’ and officer’s fees and benefits	11,086

Registration fees	8,693

Custody	4,026

Pension expense (see note 5)	(40,592)

Other	9,117

Total expenses	742,725

Expense reduction	234,443

Net expenses	508,282

Net investment income	804,688

Realized and unrealized gain (loss):
Realized gain:
Realized gain on sales of underlying affiliated funds	12,010,078

Realized gain on sales of underlying unaffiliated funds	181,520

Net realized gain	12,191,598

Unrealized appreciation (depreciation):
Beginning of the period	22,636,340

End of the period	11,324,543

Net unrealized appreciation (depreciation) during the period	(11,311,797)

Net realized and unrealized gain	879,801

Net increase in net assets from operations	$1,684,489

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Asset Allocation Growth Fund

Statements of Changes in Net Assets

For the six months ended September 30, 2010 and the year ended March 31, 2010
(Unaudited)

	September 30,	March 31,
	2010	2010

From investment activities:
Operations:
Net investment income	$804,688	$2,094,669

Net realized gain (loss)	12,191,598	(9,868,785)

Net unrealized appreciation (depreciation) during the period	(11,311,797)	63,340,116

Change in net assets from operations	1,684,489	55,566,000

Distributions from net investment income:
Class A shares	-0-	(1,726,071)

Class B shares	-0-	(283,749)

Class C shares	-0-	(148,144)

Class Y shares	-0-	(12,844)

Total distributions	-0-	(2,170,808)

Net change in net assets from investment activities	1,684,489	53,395,192

From capital transactions:
Proceeds from shares sold	19,497,194	64,181,903

Net asset value of shares issued through dividend reinvestment	-0-	2,129,563

Cost of shares repurchased	(30,918,084)	(38,863,094)

Net change in net assets from capital transactions	(11,420,890)	27,448,372

Total increase (decrease) in net assets	(9,736,401)	80,843,564

Net assets:
Beginning of the period	177,616,712	96,773,148

End of the period (including accumulated undistributed net investment income of $2,873,204 and $2,068,516, respectively)	$167,880,311	$177,616,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Asset Allocation Growth Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A shares
									September 25, 2006
									(Commencement of
	Six months ended								operations) to
	September 30,		Year ended March 31,						March 31,
	2010		2010		2009		2008		2007

Net asset value, beginning of the period	$9.81		$6.48		$10.71		$10.90		$10.00

Net investment income(a)	0.06		0.14		0.19		0.18		0.09

Net realized and unrealized gain (loss)	0.08		3.33		(4.14)		(0.20)		0.95

Total from investment operations	0.14		3.47		(3.95)		(0.02)		1.04

Less:
Distributions from net investment income	-0-		0.14		0.07		0.13		0.14

Distributions from net realized gain	-0-		-0-		0.21		0.04		-0-

Total distributions	-0-		0.14		0.28		0.17		0.14

Net asset value, end of the period	$9.95		$9.81		$6.48		$10.71		$10.90

Total return*	1.43	%(b)	53.66	%(c)	(36.88	)%(c)	(0.32	)%(c)	10.48	%**(c)

Net assets at end of the period (in millions)	$119.7		$128.1		$71.2		$61.8		$19.8

Ratio of expenses to average net assets*(d)(e)	0.40	%(f)	0.40%		0.40%		0.40%		0.42%

Ratio of net investment income to average net assets*(d)	1.16	%(f)	1.65%		2.27%		1.56%		1.61%

Portfolio turnover(g)	89%		38%		44%		11%		0%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)(e)	0.68	%(f)	0.83%		0.90%		1.01%		3.71%

Ratio of net investment income (loss) to average net assets(d)	0.88	%(f)	1.22%		1.77%		0.95%		(1.68)%

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.70%, 0.87%, 0.83%, 0.89% and 0.96% at September 30, 2010 and March 31, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.02% for the period ended March 31, 2007.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $120,120.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Asset Allocation Growth Fund

Financial Highlights—(continued)

(Unaudited)

	Class B shares
									September 25, 2006
									(Commencement of
	Six months ended								operations) to
	September 30,		Year ended March 31,						March 31,
	2010		2010		2009		2008		2007

Net asset value, beginning of the period	$9.71		$6.43		$10.63		$10.86		$10.00

Net investment income(a)	0.02		0.08		0.13		0.12		0.04

Net realized and unrealized gain (loss)	0.08		3.29		(4.09)		(0.24)		0.95

Total from investment operations	0.10		3.37		(3.96)		(0.12)		0.99

Less:
Distributions from net investment income	-0-		0.09		0.03		0.07		0.13

Distributions from net realized gain	-0-		-0-		0.21		0.04		-0-

Total distributions	-0-		0.09		0.24		0.11		0.13

Net asset value, end of the period	$9.81		$9.71		$6.43		$10.63		$10.86

Total return*	1.03	%(b)	52.51	%(c)	(37.32	)%(c)	(1.12	)%(c)	9.95	%**(c)

Net assets at end of the period (in millions)	$30.4		$31.2		$15.9		$13.2		$4.0

Ratio of expenses to average net assets*(d)(e)	1.15	%(f)	1.15%		1.15%		1.15%		1.17%

Ratio of net investment income to average net assets*(d)	0.41	%(f)	0.91%		1.54%		1.10%		0.82%

Portfolio turnover(g)	89%		38%		44%		11%		0%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)(e)	1.43	%(f)	1.58%		1.65%		1.78%		4.46%

Ratio of net investment income (loss) to average net assets(d)	0.13	%(f)	0.48%		1.04%		0.47%		(2.47)%

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.70%, 0.87%, 0.83%, 0.89% and 0.96% at September 30, 2010 and March 31, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.02% for the period ended March 31, 2007.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $30,035.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Asset Allocation Growth Fund

Financial Highlights—(continued)

(Unaudited)

	Class C shares
									September 25, 2006
									(Commencement of
	Six months ended								operations) to
	September 30,		Year ended March 31,						March 31,
	2010		2010		2009		2008		2007

Net asset value, beginning of the period	$9.72		$6.44		$10.63		$10.86		$10.00

Net investment income(a)	0.02		0.08		0.13		0.12		0.05

Net realized and unrealized gain (loss)	0.08		3.29		(4.09)		(0.23)		0.94

Total from investment operations	0.10		3.37		(3.96)		(0.11)		0.99

Less:
Distributions from net investment income	-0-		0.09		0.02		0.08		0.13

Distributions from net realized gain	-0-		-0-		0.21		0.04		-0-

Total distributions	-0-		0.09		0.23		0.12		0.13

Net asset value, end of the period	$9.82		$9.72		$6.44		$10.63		$10.86

Total return*	1.03	%(b)	52.36	%(c)	(37.31	)%(c)	(1.08	)%(c)	9.96	%**(c)

Net assets at end of the period (in millions)	$16.3		$16.9		$9.5		$10.6		$3.1

Ratio of expenses to average net assets*(d)(e)	1.15	%(f)	1.15%		1.15%		1.15%		1.17%

Ratio of net investment income to average net assets*(d)	0.41	%(f)	0.89%		1.54%		1.06%		0.86%

Portfolio turnover(g)	89%		38%		44%		11%		0%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)(e)	1.43	%(f)	1.58%		1.65%		1.77%		4.46%

Ratio of net investment income (loss) to average net assets(d)	0.13	%(f)	0.46%		1.04%		0.44%		(2.43)%

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.70%, 0.87%, 0.83%, 0.89% and 0.96% at September 30, 2010 and March 31, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.02% for the period ended March 31, 2007.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $16,214.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Asset Allocation Growth Fund

Financial Highlights—(continued)

(Unaudited)

	Class Y sharesˆ
									September 25, 2006
									(Commencement of
	Six months ended								operations) to
	September 30,		Year ended March 31,						March 31,
	2010		2010		2009		2008		2007

Net asset value, beginning of the period	$9.85		$6.50		$10.74		$10.92		$10.00

Net investment income(a)	0.07		0.18		0.22		0.19		0.10

Net realized and unrealized gain (loss)	0.08		3.33		(4.16)		(0.19)		0.97

Total from investment operations	0.15		3.51		(3.94)		-0-		1.07

Less:
Distributions from net investment income	-0-		0.16		0.09		0.14		0.15

Distributions from net realized gain	-0-		-0-		0.21		0.04		-0-

Total distributions	-0-		0.16		0.30		0.18		0.15

Net asset value, end of the period	$10.00		$9.85		$6.50		$10.74		$10.92

Total return*	1.52	%(b)	54.09	%(c)	(36.71	)%(c)	(0.09	)%(c)	10.71	%**(c)

Net assets at end of the period (in millions)	$1.5		$1.4		$0.2		$0.2		$0.5

Ratio of expenses to average net assets*(d)(e)	0.15	%(f)	0.15%		0.15%		0.15%		0.17%

Ratio of net investment income to average net assets*(d)	1.41	%(f)	1.98%		2.54%		1.68%		1.78%

Portfolio turnover(g)	89%		38%		44%		11%		0%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)(e)	0.43	%(f)	0.58%		0.63%		1.01%		3.46%

Ratio of net investment income (loss) to average net assets(d)	1.13	%(f)	1.55%		2.06%		0.82%		(1.51)%

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.70%, 0.87%, 0.83%, 0.89% and 0.96% at September 30, 2010 and March 31, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.02% for the period ended March 31, 2007.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,446.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
ˆ	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

Notes to Financial Statements

September 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Asset Allocation Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series), formerly AIM Growth Series (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Asset Allocation Growth Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).

12        Invesco Van Kampen Asset Allocation Growth Fund

  Upon closing of the Reorganization, holders of the Acquired Fund’s Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to seek a high level of long-term total return, consistent with a high level of risk.
  The Fund primarily invests in affiliated mutual funds (“underlying funds”) advised by Invesco Advisers (the “Adviser” or “Invesco”). The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Investments in underlying funds are valued at the end of the day net asset value per share.
Securities in the underlying funds, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

13        Invesco Van Kampen Asset Allocation Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions — Distributions from income and net realized gain, if any, are generally paid annually and are recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser at the annual rate of 0.15% of the Fund’s average daily net assets. The Fund also indirectly bears the investment advisory fees of the underlying funds. Prior to the Reorganization, the Acquired Fund paid an advisory fee of $44,070 to Van Kampen Asset Management (“Van Kampen”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.40%, 1.15%, 1.15% and 0.15%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Acquired Fund Fees and Expenses are not fees and expenses incurred by the Fund directly but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the net operating expenses will exceed the expense limits above. You incur these expenses indirectly through the valuation of the Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Fund.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended September 30, 2010, the Adviser waived advisory fees of $82,500 and reimbursed Fund expenses of $87,186.

14        Invesco Van Kampen Asset Allocation Growth Fund

  Prior to the Reorganization, Van Kampen voluntarily waived $64,757 of fees and/or reimbursed expenses of the Acquired Fund.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. (“VKII”) provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $5,063 to VKII. For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian and fund accountant and provides certain administrative services to the Fund.
  Prior to the Reorganization, under a legal services agreement, VKII provided legal services to the Acquired Fund. Pursuant to such agreement, the Acquired Fund paid $3,582 to VKII.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Pursuant to such agreement, for the period ended September 30, 2010 IIS was paid $111,903 for providing such services. Prior to the Reorganization, the Acquired Fund paid $8,607 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Van Kampen Funds Inc. (“VKFI”) to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $132,986 to VKFI.
  For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to September 30, 2010, IDI advised the Fund that IDI retained $21,518 in front-end sales commissions from the sale of Class A shares and $0, 25,798 and $2,500 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. Prior to the Reorganization, VKFI retained $32,766 in front-end sales commissions from the sale of Class A shares and $19,091, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$168,165,808	$—	$—	$168,165,808

15        Invesco Van Kampen Asset Allocation Growth Fund

NOTE 4—Investments in Affiliates

The Fund and the mutual funds below have the same investment adviser and therefore are considered to be affiliated. On June 1, 2010, Class I shares of the former Van Kampen funds were reorganized into Class Y shares of their respective Invesco Van Kampen fund. On July 1, 2010, the Fund transferred its investment in each Invesco fund Class Y shares into the Institutional Class shares of the respective fund. The amount transferred out of each Class Y shares investments is included in Proceeds from Sales. The amount transferred into each Institutional Class is included in Purchases at Cost. The following is a summary of the transactions in and earnings from investments in affiliated mutual funds for the six months ended September 30, 2010.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	03/31/2010	at Cost	from Sales	(Depreciation)	Gain (Loss)	09/30/2010	Income

Invesco Balanced—Risk Allocation Fund, Institutional Class	$—	$29,793,108	$55,056	$655,037	$623	$30,393,712	$—

Invesco Charter Fund, Institutional Class	—	10,000,064	32,088	137,806	(21)	10,105,761	—

Invesco Developing Markets Fund, Institutional Class	—	11,768,170	41,028	325,238	117	12,052,497	—

Invesco Diversified Dividend Fund, Institutional Class	—	15,171,614	94,248	175,154	(679)	15,251,841	—

Invesco Emerging Market Local Currency Debt Fund, Institutional Class	—	1,457,222	—	39,532	—	1,496,754	—

Invesco Endeavor Fund, Institutional Class	—	7,632,330	—	183,262	—	7,815,592	—

Invesco Global Real Estate Fund, Institutional Class	—	6,991,000	31,372	167,030	(63)	7,126,595	—

Invesco International Core Equity Fund, Institutional Class	—	14,661,444	144,900	364,684	697	14,881,925	—

Invesco Small Cap Equity Fund, Institutional Class	—	6,445,072	—	214,035	—	6,659,107	—

Invesco Van Kampen Capital Growth Fund, Class Y	24,006,844	1,517,035	17,827,629	(7,865,234)	168,984	—	—

Invesco Van Kampen Comstock Fund, Class Y	23,973,923	1,995,923	23,432,691	(2,241,707)	(295,448)	—	104,386

Invesco Van Kampen Corporate Bond Fund, Class Y	14,269,553	436,492	13,693,633	(1,396,471)	384,059	—	179,053

Invesco Van Kampen Emerging Markets Fund, Class Y	10,691,626	1,077,739	10,678,801	(1,234,260)	143,696	—	—

Invesco Van Kampen Growth and Income, Class Y	15,987,131	1,482,983	16,140,356	(1,223,009)	(106,749)	—	59,116

Invesco Van Kampen High Yield Fund, Class Y	10,669,485	309,087	10,112,191	(697,009)	(169,372)	—	228,361

Invesco Van Kampen International Growth Fund, Class Y	30,119,399	4,078,600	32,782,186	(995,960)	(419,853)	—	—

Invesco Van Kampen Limited Duration Fund, Class Y	2,667,408	91,594	2,736,777	(35,984)	13,759	—	15,809

Invesco Van Kampen Mid Cap Growth, Class Y	19,475,083	1,234,333	17,069,231	(3,891,362)	251,177	—	—

Invesco Van Kampen Real Estate Securities Fund, Class Y	3,533,843	327,653	2,561,134	(1,495,095)	194,733	—	10,197

Invesco Van Kampen U.S. Mortgage Fund, Class Y	3,556,591	464,221	3,954,435	(110,810)	44,433	—	19,154

Invesco Van Kampen Capital Growth Fund, Institutional Class	—	15,927,491	9,166,852	4,839,294	2,957,712	14,557,645	—

Invesco Van Kampen Comstock Fund, Institutional Class	—	22,093,922	14,641,548	355,940	1,404,019	9,212,333	99,896

Invesco Van Kampen Corporate Bond Fund, Institutional Class	—	10,400,186	3,631,534	1,023,839	475,110	8,267,601	148,450

Invesco Van Kampen Emerging Markets Fund, Institutional Class	—	10,241,782	12,037,399	—	1,795,617	—	—

16        Invesco Van Kampen Asset Allocation Growth Fund

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	03/31/2010	at Cost	from Sales	(Depreciation)	Gain (Loss)	09/30/2010	Income

Invesco Van Kampen Growth and Income Fund, Institutional Class	$—	$15,923,520	$8,353,287	$124,970	$130,102	$7,825,305	$52,211

Invesco Van Kampen High Yield Fund, Institutional Class	—	8,241,976	465,770	929,000	12,260	8,717,466	188,166

Invesco Van Kampen International Growth Fund, Institutional Class	—	32,137,825	18,928,246	1,789,722	(1,236,147)	13,763,154	—

Invesco Van Kampen Limited Duration Fund, Institutional Class	—	2,092,176	2,127,485	—	35,309	—	11,488

Invesco Van Kampen Mid Cap Growth Fund, Institutional Class	—	13,717,894	18,200,402	—	4,482,508	—	—

Invesco Van Kampen Real Estate Securities Fund, Institutional Class	—	2,161,217	3,736,657	—	1,575,440	—	9,709

Invesco Van Kampen U.S. Mortgage Fund, Institutional Class	—	3,059,474	3,189,603	—	130,129	—	29,289

Liquid Assets Portfolio, Institutional Class	—	7,041,446	7,022,186	—	—	19,260	316

PowerShares Emerging Markets Sovereign Debt Portfolio	—	774,103	812,029	—	37,926	—	10,888

Premier Portfolio, Institutional Class	—	7,041,446	7,022,186	—	—	19,260	218

Total	$158,950,886	$267,790,142	$260,722,940	$(9,862,358)	$12,010,078	$168,165,808	$1,166,707

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  Prior to the Reorganization, the Acquired Fund provided retirement plans for its independent trustees. Such plans were terminated prior to the Reorganization. At the time the plans were terminated the Acquired Fund did not meet the minimum number of years of operations required for the trustees to become fully vested in the plans. Therefore, previously recognized pension expense of $40,592 was reversed during the current period.
  For the period ended September 30, 2010, the Fund paid legal fees of $211 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust. Prior to the Reorganization, the Acquired Fund recognized expense of $523 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Acquired Fund was a partner of such firm and he and his law firm provided legal services as legal counsel to the Acquired Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

17        Invesco Van Kampen Asset Allocation Growth Fund

  The Fund had a capital loss carryforward as of March 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2017	$2,574,870

March 31, 2018	6,510,675

Total capital loss carryforward	$9,085,545

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2010 was $148,616,810 and $158,009,656, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$—

Aggregate unrealized (depreciation) of investment securities	(6,488,692)

Net unrealized appreciation (depreciation) of investment securities	$(6,488,692)

Cost of investments for tax purposes is $174,654,500.

NOTE 9—Share Information

	For the				For the
	six months ended				year ended
	September 30, 2010(a)				March 31, 2009
	Shares		Value		Shares	Value

Sales:
Class A	1,477,054	(b)	$14,205,247	(b)	5,420,161	$47,033,390

Class B	390,310		3,709,250		1,258,783	10,780,879

Class C	145,312		1,393,741		623,566	5,327,753

Class Y	19,165		188,956		114,448	1,039,881

Total sales	2,031,841		19,497,194		7,416,958	64,181,903

Dividend reinvestment:
Class A	-0-		-0-		181,010	1,696,066

Class B	-0-		-0-		30,082	279,761

Class C	-0-		-0-		15,439	143,736

Class Y	-0-		-0-		1,064	10,000

Total dividend reinvestment	-0-		-0-		227,595	2,129,563

Repurchases:
Class A	(2,499,215)		(23,890,352)		(3,521,863)	(30,789,678)

Class B	(507,907	)(b)	(4,801,590	)(b)	(542,744)	(4,735,369)

Class C	(219,063)		(2,055,617)		(381,425)	(3,302,622)

Class Y	(17,608)		(170,525)		(3,920)	(35,425)

Total repurchases	(3,243,793)		$(30,918,084)		(4,449,952)	$(38,863,094)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 92,679 Class B shares into 91,548 Class A shares at a value of $876,835.

  Effective November 30, 2010, all Invesco funds will be closing their Class B shares. Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares, but no additional investments will be accepted in Class B shares on or after November 30, 2010. Any dividends or capital gains distributions may continue to be reinvested in Class B shares until conversion. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

18        Invesco Van Kampen Asset Allocation Growth Fund

NOTE 10—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 11—Subsequent Event

Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Growth Allocation Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

19        Invesco Van Kampen Asset Allocation Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2010 through September 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/10)	(09/30/10)[1]	Period[2]	(09/30/10)	Period[2]	Ratio
A	$1,000.00	$1,014.27	$2.02	$1,023.06	$2.03	0.40%

B	1,000.00	1,010.30	5.80	1,019.30	5.82	1.15

C	1,000.00	1,010.29	5.80	1,019.30	5.82	1.15

Y	1,000.00	1,015.23	0.76	1,024.32	0.76	0.15

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2010 through September 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

20        Invesco Van Kampen Asset Allocation Growth Fund

Approval of Investment Advisory and Sub-advisory Agreements

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen Asset Allocation Growth Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
  The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage

21        Invesco Van Kampen Asset Allocation Growth Fund

transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

22        Invesco Van Kampen Asset Allocation Growth Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Asset Allocation Growth Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	9,818,560	208,150	755,346	0

23        Invesco Van Kampen Asset Allocation Growth Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.
Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-AAG-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen Asset Allocation Moderate Fund
Semiannual Report to Shareholders ▪ September 30, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
9	Financial Highlights
12	Notes to Financial Statements
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Agreements
22	Results of Proxy

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 3/31/10 to 9/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.20%

Class B Shares	1.92

Class C Shares	1.82

Class Y Shares	2.32

S&P 500 Index▼ (Broad Market Index)	-1.40

Custom Invesco VK Asset Allocation Moderate Index■ (Style-Specific Index)	2.32

▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Invesco VK Asset Allocation Moderate Index, created by Invesco to serve as a benchmark for Invesco Van Kampen Asset Allocation Moderate Fund, is comprised of the following indexes: S&P 500 Index (35%), MSCI EAFE Index (25%) and Barclays Capital U.S. Aggregate Index (40%).
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Van Kampen Asset Allocation Moderate Fund

Average Annual Total Returns
As of 9/30/10, including maximum applicable sales charges

Class A Shares

Inception (9/25/06)	0.81%

1 Year	3.55

Class B Shares

Inception (9/25/06)	1.00%

1 Year	3.88

Class C Shares

Inception (9/25/06)	1.48%

1 Year	7.85

Class Y Shares

Inception (9/25/06)	2.52%

1 Year	9.88
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Asset Allocation Moderate Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Asset Allocation Moderate Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.22%, 1.97%, 1.97%, and 0.97%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.51%, 2.26%, 2.26% and 1.26%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.
2	The expense ratio includes estimated acquired Fund fees and expenses of the underlying funds in which the Fund invests of 0.82% for Invesco Van Kampen Asset Allocation Moderate Fund.

3	Invesco Van Kampen Asset Allocation Moderate Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your fund and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
4	Invesco Van Kampen Asset Allocation Moderate Fund

Schedule of Investments

September 30, 2010
(Unaudited)

Description	Shares	Value

Investment Companies(a)–100.1%
Invesco Balanced-Risk Allocation Fund, Institutional Class	2,982,702	$34,599,347

Invesco Charter Fund, Institutional Class	702,156	10,813,212

Invesco Developing Markets Fund, Institutional Class	401,364	12,939,988

Invesco Diversified Dividend Fund, Institutional Class	1,449,005	16,402,738

Invesco Emerging Market Local Currency Debt Fund, Institutional Class(b)	612,467	6,724,889

Invesco Endeavor Fund, Institutional Class	577,586	8,374,991

Invesco Floating Rate Fund, Institutional Class	1,097,087	8,283,004

Invesco Global Real Estate Fund, Institutional Class(b)	746,880	7,648,049

Invesco International Core Equity Fund, Institutional Class(b)	1,503,769	15,954,990

Invesco Small Cap Equity Fund, Institutional Class(c)	657,326	7,158,280

Invesco Van Kampen Capital Growth Fund, Institutional Class(c)	1,294,684	15,575,045

Invesco Van Kampen Comstock Fund, Institutional Class	697,164	9,892,760

Invesco Van Kampen Corporate Bond Fund, Institutional Class	3,855,992	26,567,786

Invesco Van Kampen Government Securities Fund, Institutional Class	2,423,123	23,746,601

Invesco Van Kampen Growth and Income Fund, Institutional Class	484,981	8,390,173

Invesco Van Kampen High Yield Fund, Institutional Class	1,143,261	10,998,173

Invesco Van Kampen International Growth Fund, Institutional Class(c)	926,167	14,735,310

Invesco Van Kampen U.S. Mortgage Fund, Institutional Class	516,620	6,783,219

Total Long-Term Investments–100.1% (Cost $231,496,891)		245,588,555

Money Market Funds(a)–0.0%
Liquid Assets Portfolio–Institutional Class	43,611	43,611

Premier Portfolio–Institutional Class	43,611	43,611

Total Money Market Funds–0.0% (Cost $87,222)		87,222

TOTAL INVESTMENTS–100.1% (Cost $231,584,113)		245,675,777

LIABILITIES IN EXCESS OF OTHER ASSETS–(0.1%)		(171,054)

NET ASSETS–100.0%		$245,504,723

Percentages are calculated as a percentage of net assets.

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser.
(b)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At September 30, 2010, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund’s shares outstanding:

Percent of
Underlying Affiliated Fund	Shares Held

Invesco Emerging Market Local Currency Debt Fund, Institutional Class	9.08%
Invesco Global Real Estate Fund, Institutional Class	6.41
Invesco International Core Equity Fund, Institutional Class	5.11

(c)	Non-income producing security.

Portfolio Composition

By asset class, % of total net assets
as of 9/30/2010

Equities	52.1%

Fixed Income	33.9

Asset Allocation	14.1

Money Market Funds Less Liabilities in Excess of Other Assets	(0.1)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Asset Allocation Moderate Fund

Statement of Assets and Liabilities

September 30, 2010
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $231,584,113)	$245,675,777

Receivables:
Fund shares sold	6,938,293

Dividends	282,250

Other	2,380

Total assets	252,898,700

Liabilities:
Payables:
Fund shares repurchased	6,954,155

Distributor and affiliates	142,814

Investments purchased	141,423

Custodian bank	52,085

Trustees’ deferred compensation and retirement plans	595

Accrued expenses	102,905

Total liabilities	7,393,977

Net assets	$245,504,723

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$250,873,687

Net unrealized appreciation	14,091,664

Accumulated undistributed net investment income	826,337

Accumulated net realized gain (loss)	(20,286,965)

Net assets	$245,504,723

Maximum Offering Price Per Share:
Class A shares:
Net asset value and redemption price per share (based on net assets of $182,921,615 and 18,525,337 shares of beneficial interest issued and outstanding)	$9.87

Maximum sales charge (5.50% of offering price)	0.57

Maximum offering price to public	$10.44

Class B shares:
Net asset value and offering price per share (based on net assets of $36,174,653 and 3,689,334 shares of beneficial interest issued and outstanding)	$9.81

Class C shares:
Net asset value and offering price per share (based on net assets of $25,486,367 and 2,595,926 shares of beneficial interest issued and outstanding)	$9.82

Class Y shares:
Net asset value and offering price per share (based on net assets of $922,088 and 93,015 shares of beneficial interest issued and outstanding)	$9.91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Asset Allocation Moderate Fund

Statement of Operations

For the six months ended September 30, 2010
(Unaudited)

Investment income:
Dividends from underlying affiliated funds	$2,321,251

Dividends from underlying unaffiliated funds	167,615

Interest	961

Total income	2,489,827

Expenses:
Distribution fees
Class A	233,945

Class B	175,069

Class C	125,792

Investment advisory fee	186,046

Transfer agent fees	154,602

Administrative services fees	40,138

Registration fees	31,284

Reports to shareholders	27,966

Professional fees	21,913

Trustees’ and officer’s fees and benefits	11,068

Custody	3,430

Pension expense (see note 5)	(40,410)

Other	9,212

Total expenses	980,055

Expense reduction	259,652

Net expenses	720,403

Net investment income	1,769,424

Realized and unrealized gain (loss):

Realized gain:
Realized gain on sales of underlying affiliated funds	19,475,550

Realized gain on sales of underlying unaffiliated funds	1,633,048

Net realized gain	21,108,598

Unrealized appreciation (depreciation):
Beginning of the period	32,310,310

End of the period	14,091,664

Net unrealized appreciation (depreciation) during the period	(18,218,646)

Net realized and unrealized gain	2,889,952

Net increase in net assets from operations	$4,659,376

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Asset Allocation Moderate Fund

Statements of Changes in Net Assets

For the six months ended September 30, 2010 and the year ended March 31, 2010
(Unaudited)

	September 30,	March 31,
	2010	2010

From investment activities:
Operations:
Net investment income	$1,769,424	$4,580,779

Net realized gain (loss)	21,108,598	(11,514,945)

Net unrealized appreciation (depreciation) during the period	(18,218,646)	76,232,082

Change in net assets from operations	4,659,376	69,297,916

Distributions from net investment income:
Class A shares	(2,645,784)	(4,753,569)

Class B shares	(378,545)	(558,244)

Class C shares	(269,818)	(403,761)

Class Y shares	(11,746)	(13,228)

Total distributions	(3,305,893)	(5,728,802)

Net change in net assets from investment activities	1,353,483	63,569,114

From capital transactions:
Proceeds from shares sold	26,243,599	103,503,740

Net asset value of shares issued through dividend reinvestment	3,250,221	5,637,721

Cost of shares repurchased	(51,597,887)	(63,388,827)

Net change in net assets from capital transactions	(22,104,067)	45,752,634

Total increase (decrease) in net assets	(20,750,584)	109,321,748

Net assets:
Beginning of the period	266,255,307	156,933,559

End of the period (Including accumulated undistributed net investment income of $826,337 and $2,362,806, respectively)	$245,504,723	$266,255,307

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Asset Allocation Moderate Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A shares
									September 25, 2006
									(Commencement of
	Six months ended								operations) to
	September 30,		Year ended March 31,						March 31,
	2010		2010		2009		2008		2007

Net asset value, beginning of the period	$9.80		$7.12		$10.55		$10.72		$10.00

Net investment income(a)	0.08		0.20		0.25		0.29		0.14

Net realized and unrealized gain (loss)	0.13		2.72		(3.44)		(0.27)		0.72

Total from investment operations	0.21		2.92		(3.19)		0.02		0.86

Less:
Distributions from net investment income	0.14		0.24		0.11		0.16		0.14

Distributions from net realized gain	-0-		-0-		0.13		0.03		-0-

Total distributions	0.14		0.24		0.24		0.19		0.14

Net asset value, end of the period	$9.87		$9.80		$7.12		$10.55		$10.72

Total return*	2.20	%(b)	41.08	%(c)	(30.28	)%(c)	0.05	%(c)	8.67	%**(c)

Net assets at end of the period (in millions)	$182.9		$204.0		$121.5		$83.5		$14.2

Ratio of expenses to average net assets*(d)(e)	0.40	%(f)	0.40%		0.40%		0.41%		0.42%

Ratio of net investment income to average net assets*(d)	1.61	%(f)	2.21%		2.88%		2.61%		2.65%

Portfolio turnover(g)	80%		41%		53%		11%		0%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)(e)	0.61	%(f)	0.67%		0.70%		0.90%		4.37%

Ratio of net investment income (loss) to average net assets(d)	1.40	%(f)	1.94%		2.58%		2.10%		(1.30)%

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.68%, 0.82%, 0.80%, 0.90% and 0.93% at September 30, 2010 and March 31, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.01% and 0.02% for the year ended March 31, 2008 and period ended March 31, 2007.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $186,644.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Asset Allocation Moderate Fund

Financial Highlights—(continued)

(Unaudited)

	Class B shares
									September 25, 2006
									(Commencement of
	Six months ended								operations) to
	September 30,		Year ended March 31,						March 31,
	2010		2010		2009		2008		2007

Net asset value, beginning of the period	$9.73		$7.07		$10.48		$10.68		$10.00

Net investment income(a)	0.04		0.13		0.18		0.23		0.10

Net realized and unrealized gain (loss)	0.14		2.69		(3.41)		(0.29)		0.71

Total from investment operations	0.18		2.82		(3.23)		(0.06)		0.81

Less:
Distributions from net investment income	0.10		0.16		0.05		0.11		0.13

Distributions from net realized gain	-0-		-0-		0.13		0.03		-0-

Total distributions	0.10		0.16		0.18		0.14		0.13

Net asset value, end of the period	$9.81		$9.73		$7.07		$10.48		$10.68

Total return*	1.92	%(b)	39.97	%(c)	(30.80	)%(c)	(0.66	)%(c)	8.14	%**(c)

Net assets at end of the period (in millions)	$36.2		$35.8		$20.0		$15.8		$4.2

Ratio of expenses to average net assets*(d)(e)	1.15	%(f)	1.15%		1.15%		1.16%		1.17%

Ratio of net investment income to average net assets*(d)	0.86	%(f)	1.47%		2.05%		2.13%		1.83%

Portfolio turnover(g)	80%		41%		53%		11%		0%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)(e)	1.36	%(f)	1.42%		1.45%		1.72%		5.12%

Ratio of net investment income (loss) to average net assets(d)	0.65	%(f)	1.20%		1.75%		1.57%		(2.12)%

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.68%, 0.82%, 0.80%, 0.90% and 0.93% at September 30, 2010 and March 31, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.01% and 0.02% for the year ended March 31, 2008 and period ended March 31, 2007.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $34,918.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Asset Allocation Moderate Fund

Financial Highlights—(continued)

(Unaudited)

	Class C shares
									September 25, 2006
									(Commencement of
	Six months ended								operations) to
	September 30,		Year ended March 31,						March 31,
	2010		2010		2009		2008		2007

Net asset value, beginning of the period	$9.75		$7.08		$10.47		$10.69		$10.00

Net investment income(a)	0.04		0.13		0.19		0.17		0.10

Net realized and unrealized gain (loss)	0.13		2.70		(3.41)		(0.23)		0.72

Total from investment operations	0.17		2.83		(3.22)		(0.06)		0.82

Less:
Distributions from net investment income	0.10		0.16		0.04		0.13		0.13

Distributions from net realized gain	-0-		-0-		0.13		0.03		-0-

Total distributions	0.10		0.16		0.17		0.16		0.13

Net asset value, end of the period	$9.82		$9.75		$7.08		$10.47		$10.69

Total return*	1.82	%(b)	40.03	%(c)	(30.78	)%(c)	(0.70	)%(c)	8.24	%**(c)

Net assets at end of the period (in millions)	$25.5		$25.8		$15.3		$19.4		$2.3

Ratio of expenses to average net assets*(d)(e)	1.15	%(f)	1.15%		1.15%		1.16%		1.17%

Ratio of net investment income to average net assets*(d)	0.86	%(f)	1.46%		2.16%		1.57%		1.82%

Portfolio turnover(g)	80%		41%		53%		11%		0%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)(e)	1.36	%(f)	1.42%		1.46%		1.63%		5.12%

Ratio of net investment income (loss) to average net assets(d)	0.65	%(f)	1.19%		1.85%		1.10%		(2.13)%

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.68%, 0.82%, 0.80%, 0.90% and 0.93% at September 30, 2010 and March 31, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.01% and 0.02% for the year ended March 31, 2008 and period ended March 31, 2007.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $25,090.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Asset Allocation Moderate Fund

Financial Highlights—(continued)

(Unaudited)

	Class Y sharesˆ
									September 25, 2006
									(Commencement of
	Six months ended								operations) to
	September 30,		Year ended March 31,						March 31,
	2010		2010		2009		2008		2007

Net asset value, beginning of the period	$9.84		$7.15		$10.58		$10.74		$10.00

Net investment income(a)	0.09		0.24		0.32		0.30		0.15

Net realized and unrealized gain (loss)	0.13		2.71		(3.50)		(0.26)		0.74

Total from investment operations	0.22		2.95		(3.18)		0.04		0.89

Less:
Distributions from net investment income	0.15		0.26		0.12		0.17		0.15

Distributions from net realized gain	-0-		-0-		0.13		0.03		-0-

Total distributions	0.15		0.26		0.25		0.20		0.15

Net asset value, end of the period	$9.91		$9.84		$7.15		$10.58		$10.74

Total return*	2.32	%(b)	41.43	%(c)	(30.05	)%(c)	0.25	%(c)	8.90	%**(c)

Net assets at end of the period (in millions)	$0.9		$0.7		$0.2		$0.2		$0.5

Ratio of expenses to average net assets*(d)(e)	0.15	%(f)	0.15%		0.15%		0.16%		0.17%

Ratio of net investment income to average net assets*(d)	1.88	%(f)	2.58%		3.69%		2.69%		2.77%

Portfolio turnover(g)	80%		41%		53%		11%		0%

* If certain expenses had not been voluntarily assumed by the adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)(e)	0.36	%(f)	0.42%		0.45%		1.15%		4.11%

Ratio of net investment income (loss) to average net assets(d)	1.67	%(f)	2.31%		3.39%		1.70%		(1.18)%

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds were 0.68%, 0.82%, 0.80%, 0.90% and 0.93% at September 30, 2010 and March 31, 2010, 2009, 2008 and 2007, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.01% and 0.02% for the year ended March 31, 2008 and period ended March 31, 2007.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $731.
(g)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
ˆ	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

Notes to Financial Statements

September 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Asset Allocation Moderate Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series), formerly AIM Growth Series (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Asset Allocation Moderate Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund.

12        Invesco Van Kampen Asset Allocation Moderate Fund

  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to seek a high level of long-term total return, consistent with a moderate level of risk.
  The Fund primarily invests in affiliated mutual funds (“underlying funds”) advised by Invesco Advisers (the “Adviser” or “Invesco”). The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Investments in underlying funds are valued at the end of the day net asset value per share.
Securities in the underlying funds, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

13        Invesco Van Kampen Asset Allocation Moderate Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of underlying funds expenses are included in the realized and unrealized gain (loss) on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser at the annual rate of 0.15% of the Fund’s average daily net assets. The Fund also indirectly bears the investment advisory fees of the underlying funds. Prior to the Reorganization, the Acquired Fund paid an advisory fee of $65,224 to Van Kampen Asset Management (“Van Kampen”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.40%, 1.15%, 1.15% and 0.15%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Acquired Fund Fees and Expenses are not fees and expenses incurred by the Fund directly but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the net operating expenses will exceed the expense limits above. You incur these expenses indirectly through the valuation of the Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Fund.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

14        Invesco Van Kampen Asset Allocation Moderate Fund

  For the six months ended September 30, 2010, the Adviser waived advisory fees of $89,826 and reimbursed expenses of $110,123.
  Prior to the Reorganization, Van Kampen voluntarily waived $59,703 of fees and/or reimbursed expenses of the Acquired Fund.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. (“VKII”) provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $5,856 to VKII. For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian and fund accountant and provides certain administrative services to the Fund.
  Prior to the Reorganization, under a legal services agreement, VKII provided legal services to the Acquired Fund. Pursuant to such agreement, the Acquired Fund paid $3,570 to VKII.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Pursuant to such agreement, for the period ended September 30, 2010, IIS was paid $103,606 for providing such services. Prior to the Reorganization, the Acquired Fund paid $19,642 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Van Kampen Funds Inc. (“VKFI”) to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $185,236 to VKFI.
  For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to September 30, 2010, IDI advised the Fund that IDI retained $25,321 in front-end sales commissions from the sale of Class A shares and $3, $23,614 and $981 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. Prior to the Reorganization, VKFI retained $25,834 in front-end sales commissions from the sale of Class A shares and $16,056, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$245,675,777	$—	$—	$245,675,777

15        Invesco Van Kampen Asset Allocation Moderate Fund

NOTE 4—Investments in Affiliates

The Fund and the mutual funds below have the same investment adviser and therefore are considered to be affiliated. On June 1, 2010, Class I shares of the former Van Kampen funds were reorganized into Class Y shares of their respective Invesco Van Kampen fund. On July 1, 2010, the Fund transferred its investment in each Invesco fund Class Y shares into the Institutional Class shares of the respective fund. The amount transferred out of each Class Y shares investments is included in Proceeds from Sales. The amount transferred into each Institutional Class is included in Purchases at Cost. The following is a summary of the transactions in and earnings from investments in affiliated mutual funds for the six months ended September 30, 2010.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	03/31/2010	at Cost	from Sales	(Depreciation)	Gain (Loss)	09/30/2010	Income

Invesco Balanced-Risk Allocation Fund, Institutional Class	$—	$33,912,456	$59,770	$745,676	$985	$34,599,347	$—

Invesco Charter Fund, Institutional Class	—	10,697,884	32,214	147,453	89	10,813,212	—

Invesco Developing Markets Fund, Institutional Class	—	12,633,154	42,645	349,187	292	12,939,988	—

Invesco Diversified Dividend Fund, Institutional Class	—	16,315,034	100,190	188,371	(477)	16,402,738	—

Invesco Emerging Market Local Currency Debt Fund, Institutional Class	—	6,558,033	10,939	177,615	180	6,724,889	—

Invesco Endeavor Fund, Institutional Class	—	8,185,682	7,250	196,379	180	8,374,991	—

Invesco Floating Rate Fund, Institutional Class	—	8,286,557	36,444	32,864	27	8,283,004	12,301

Invesco Global Real Estate Fund, Institutional Class	—	7,502,000	33,274	179,251	72	7,648,049	—

Invesco International Core Equity Fund, Institutional Class	—	15,723,264	160,299	390,980	1,045	15,954,990	—

Invesco Small Cap Equity Fund, Institutional Class	—	6,933,414	5,435	230,117	184	7,158,280	—

Invesco Van Kampen Capital Growth Fund, Class Y	26,612,764	3,050,648	21,777,760	(9,677,993)	1,792,341	—	—

Invesco Van Kampen Comstock Fund, Class Y	23,917,469	3,550,708	23,836,428	(3,396,904)	(234,845)	—	111,803

Invesco Van Kampen Corporate Bond Fund, Class Y	32,031,120	419,897	30,381,028	(2,445,929)	375,940	—	400,981

Invesco Van Kampen Emerging Markets Fund, Class Y	10,666,739	1,742,129	11,293,873	(1,415,549)	300,554	—	—

Invesco Van Kampen Government Securities Fund, Class Y	29,304,057	581,820	30,004,235	83,874	34,484	—	188,153

Invesco Van Kampen Growth and Income, Class Y	15,949,583	2,493,415	16,219,021	(2,134,209)	(89,768)	—	61,003

Invesco Van Kampen High Yield Fund, Class Y	13,305,691	143,394	12,593,695	(593,523)	(261,867)	—	283,868

Invesco Van Kampen International Growth Fund, Class Y	37,118,281	6,336,156	39,256,927	(2,693,167)	(1,504,343)	—	—

Invesco Van Kampen Limited Duration Fund, Class Y	17,297,458	299,539	17,492,925	(183,568)	79,496	—	102,346

Invesco Van Kampen Mid Cap Growth, Class Y	15,897,070	2,086,395	13,997,419	(4,107,750)	121,704	—	—

Invesco Van Kampen Real Estate Securities Fund, Class Y	3,966,342	609,154	2,990,303	(1,874,488)	289,295	—	11,989

Invesco Van Kampen U.S. Mortgage Fund, Class Y	13,305,828	1,317,421	14,378,484	(371,154)	126,389	—	109,532

Invesco Van Kampen Capital Growth Fund, Institutional Class	—	17,328,081	9,875,757	4,525,626	3,597,095	15,575,045	—

Invesco Van Kampen Comstock Fund, Institutional Class	—	22,766,934	15,773,619	440,194	2,459,251	9,892,760	108,331

Invesco Van Kampen Corporate Bond Fund, Institutional Class	—	24,309,834	1,013,975	3,199,199	72,728	26,567,786	351,052

Invesco Van Kampen Emerging Markets Fund, Institutional Class	—	10,552,057	12,449,960	—	1,897,903	—	—

Invesco Van Kampen Government Securities Fund, Institutional Class	—	23,640,331	788,151	869,689	24,732	23,746,601	105,349

Invesco Van Kampen Growth and Income Fund, Institutional Class	—	15,503,792	8,320,299	90,839	1,115,841	8,390,173	54,255

Invesco Van Kampen High Yield Fund, Institutional Class	—	10,513,938	478,868	992,094	(28,991)	10,998,173	237,741

Invesco Van Kampen International Growth Fund, Institutional Class	—	35,442,180	24,044,093	1,079,766	2,257,457	14,735,310	—

Invesco Van Kampen Limited Duration Fund, Institutional Class	—	13,782,134	13,974,002	—	191,868	—	76,095

Invesco Van Kampen Mid Cap Growth Fund, Institutional Class	—	12,294,800	16,961,803	—	4,667,003	—	—

Invesco Van Kampen Real Estate Securities Fund, Institutional Class	—	2,451,943	4,356,848	—	1,904,905	—	11,442

Invesco Van Kampen U.S. Mortgage Fund, Institutional Class	—	11,343,618	5,044,239	256,365	227,475	6,783,219	78,212

Liquid Assets Portfolio, Institutional Class	—	9,579,950	9,536,339	—	—	43,611	372

PowerShares Emerging Markets Sovereign Debt Portfolio	—	1,147,916	1,204,242	—	56,326	—	16,166

Premier Portfolio, Institutional Class	—	9,579,950	9,536,339	—	—	43,611	260

Total	$239,372,402	$369,615,612	$368,069,092	$(14,718,695)	$19,475,550	$245,675,777	$2,321,251

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan

16        Invesco Van Kampen Asset Allocation Moderate Fund

and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  Prior to the Reorganization, the Acquired Fund provided retirement plans for its independent trustees. Such plans were terminated prior to the Reorganization. At the time the plans were terminated the Acquired Fund did not meet the minimum number of years of operations required for the trustees to become fully vested in the plans. Therefore, previously recognized pension expense of $40,410 was reversed during the current period.
  For the period ended September 30, 2010, the Fund paid legal fees of $227 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust. Prior to the Reorganization, the Acquired Fund recognized expense of $514 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Acquired Fund was a partner of such firm and he and his law firm provided legal services as legal counsel to the Acquired Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of March 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2017	$3,578,103

March 31, 2018	13,209,868

Total capital loss carryforward	$16,787,971

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2010 was $197,888,784 and $219,714,196, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$—

Aggregate unrealized (depreciation) of investment securities	(10,200,535)

Net unrealized appreciation (depreciation) of investment securities	$(10,200,535)

Cost of investments for tax purposes is $255,876,312.

17        Invesco Van Kampen Asset Allocation Moderate Fund

NOTE 9—Share Information

	For the				For the
	six months ended				year ended
	September 30, 2010(a)				March 31, 2010
	Shares		Value		Shares	Value

Sales:
Class A	1,948,435	(b)	$18,724,109	(b)	8,851,728	$79,359,541

Class B	491,541		4,703,029		1,610,402	14,272,346

Class C	255,858		2,453,116		1,052,505	9,301,844

Class Y	36,789		363,345		61,247	570,009

Total Sales	2,732,623		26,243,599		11,575,882	103,503,740

Dividend Reinvestment:
Class A	273,633		2,609,278		493,444	4,695,509

Class B	39,016		369,826		57,331	542,609

Class C	27,609		261,922		41,181	390,302

Class Y	959		9,195		970	9,301

Total Dividend Reinvestment	341,217		3,250,221		592,926	5,637,721

Repurchases:
Class A	(4,512,246)		(43,358,509)		(5,595,321)	(50,607,982)

Class B	(519,402	)(b)	(4,951,775	)(b)	(814,989)	(7,241,703)

Class C	(330,678)		(3,132,153)		(608,449)	(5,386,706)

Class Y	(16,073)		(155,450)		(17,140)	(152,436)

Total Repurchases	(5,378,399)		$(51,597,887)		(7,035,899)	$(63,388,827)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 90,871 Class B shares into 90,191 Class A shares at a value of $865,648.
Effective November 30, 2010, all Invesco funds will be closing their Class B shares. Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares, but no additional investments will be accepted in Class B shares on or after November 30, 2010. Any dividends or capital gains distributions may continue to be reinvested in Class B shares until conversion. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

NOTE 10—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

NOTE 11—Subsequent Event

Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Moderate Allocation Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

18        Invesco Van Kampen Asset Allocation Moderate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2010 through September 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/10)	(09/30/10)[1]	Period[2]	(09/30/10)	Period[2]	Ratio
A	$1,000.00	$1,021.95	$2.03	$1,023.06	$2.03	0.40%

B	1,000.00	1,019.23	5.82	1,019.30	5.82	1.15%

C	1,000.00	1,018.17	5.82	1,019.30	5.82	1.15%

Y	1,000.00	1,023.19	0.76	1,024.32	0.76	0.15%

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2010 through September 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

19        Invesco Van Kampen Asset Allocation Moderate Fund

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen Asset Allocation Moderate Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage

20        Invesco Van Kampen Asset Allocation Moderate Fund

transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

21        Invesco Van Kampen Asset Allocation Moderate Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Asset Allocation Moderate Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	15,280,098	427,503	983,420	0

22        Invesco Van Kampen Asset Allocation Moderate Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-AAM-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen Leaders Fund

Semiannual Report to Shareholders ▪ September 30, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
9	Financial Highlights
12	Notes to Financial Statements
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Agreements
22	Results of Proxy

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 3/31/10 to 9/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.12%

Class B Shares	-2.60

Class C Shares	-2.50

Class Y Shares	-2.11

S&P 500 Index▼ (Broad Market Index)	-1.40

MSCI EAFE Index▼ (Style-Specific Index)	0.20

Barclays Capital U.S. Government/Credit Index▼ (Style-Specific Index)	7.30

Russell 1000 Value Index▼ (Style-Specific Index)	-2.14

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The Barclays Capital U.S. Government/Credit Index includes Treasuries and agencies that represent the government portion of the index, and includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements to represent the credit interest.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Van Kampen Leaders Fund

Average Annual Total Returns
As of 9/30/10, including maximum applicable
sales charges

Class A Shares

Inception (2/27/06)	-1.69%

1 Year	0.65

Class B Shares

Inception (2/27/06)	-1.60%

1 Year	0.70

Class C Shares

Inception (2/27/06)	-1.21%

1 Year	4.68

Class Y Shares

Inception (2/27/06)	-0.23%

1 Year	6.74
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Leaders Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Leaders Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.25%, 2.00%, 2.00%, and 1.00%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.53%, 2.28%, 2.28% and 1.28%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.
2	The expense ratio includes estimated acquired Fund fees and expenses of the underlying funds in which the Fund invests of 0.75% for Invesco Van Kampen Leaders Fund.

3	Invesco Van Kampen Leaders Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your fund and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.

     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
4	Invesco Van Kampen Leaders Fund

Schedule of Investments

September 30, 2010
(Unaudited)

	Shares	Value

Investment Companies(a)–99.8%
Invesco Van Kampen Comstock Fund, Institutional Class	4,681,572	$66,431,510

Invesco Van Kampen Equity and Income Fund, Institutional Class	8,306,743	66,038,608

Invesco Van Kampen International Growth Fund, Institutional Class(b)(c)	4,388,513	69,821,248

Total Long-Term Investments–99.8% (Cost $213,669,617)		202,291,366

Money Market Funds–0.5%
Liquid Assets Portfolio–Institutional Class(a)	562,435	562,435

Premier Portfolio–Institutional Class(a)	562,435	562,435

Total Money Market Funds 0.5% (Cost $1,124,870)		1,124,870

TOTAL INVESTMENTS–100.3% (Cost $214,794,487)		203,416,236

LIABILITIES IN EXCESS OF OTHER ASSETS–(0.3%)		(692,974)

NET ASSETS–100.0%		$202,723,262

Percentages are calculated as a percentage of net assets.

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser.
(b)	Non-income producing security.
(c)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At September 30, 2010, the Fund held the following position, which exceeded 5% of the Underlying Affiliated Fund’s shares outstanding.

Percent of
Underlying Affiliated Fund	Shares Held

Invesco Van Kampen International Growth Fund, Institutional Class	8.79%

Portfolio Composition

By sector based on Net Assets
as of September 30, 2010

Primarily Foreign Equity	34.4%

Domestic Blend	32.8

Primarily Domestic Equity	32.6

Money Market Funds Less Liabilities in Excess of Other Assets	0.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Leaders Fund

Statement of Assets and Liabilities

September 30, 2010
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $214,794,487)	$203,416,236

Cash	54,994

Receivables:
Fund shares sold	963,764

Dividends	119

Total assets	204,435,113

Liabilities:
Payables:
Fund shares repurchased	1,249,957

Distributor and affiliates	207,500

Trustees’ deferred compensation and retirement plans	498

Accrued expenses	253,896

Total liabilities	1,711,851

Net assets	$202,723,262

Net assets consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$280,889,202

Accumulated undistributed net investment income	257,047

Net unrealized appreciation (depreciation)	(11,378,251)

Accumulated net realized gain (loss)	(67,044,736)

Net assets	$202,723,262

Maximum offering price per share:
Class A shares:
Net asset value and redemption price per share (based on net assets of $133,734,445 and 15,733,923 shares of beneficial interest issued and outstanding)	$8.50

Maximum sales charge (5.50% of offering price)	0.49

Maximum offering price to public	$8.99

Class B shares:
Net asset value and offering price per share (based on net assets of $48,927,908 and 5,761,224 shares of beneficial interest issued and outstanding)	$8.49

Class C shares:
Net asset value and offering price per share (based on net assets of $19,965,335 and 2,356,169 shares of beneficial interest issued and outstanding)	$8.47

Class Y shares:
Net asset value and offering price per share (based on net assets of $95,574 and 11,244 shares of beneficial interest issued and outstanding)	$8.50

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Leaders Fund

Statement of Operations

For the six months ended September 30, 2010
(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$1,264,457

Interest	449

Total income	1,264,906

Expenses:
Distribution fees:

Class A	169,995

Class B	245,087

Class C	96,794

Transfer agent fees	343,247

Reports to shareholders	49,758

Administrative services fees	32,911

Professional fees	23,191

Registration fees	23,783

Trustees’ and officers’ fees and benefits	11,099

Custody	2,423

Pension expense (See note 5)	(40,505)

Other	6,750

Total expenses	964,533

Expense reduction	195,342

Net expenses	769,191

Net investment income	495,715

Realized and unrealized gain (loss):
Realized gain (loss):
Realized gain (loss) on sales of underlying affiliated funds	(5,832,109)

Net realized gain (loss)	(5,832,109)

Unrealized appreciation (depreciation):
Beginning of the period	(11,014,646)

End of the period	(11,378,251)

Net unrealized appreciation (depreciation) during the period	(363,605)

Net realized and unrealized gain (loss)	(6,195,714)

Net increase (decrease) in net assets from operations	$(5,699,999)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Leaders Fund

Statements of Changes in Net Assets

(Unaudited)

	For the	For the
	six months ended	year ended
	September 30,	March 31,
	2010	2010

From investment activities:

Operations:
Net investment income	$495,715	$2,363,505

Net realized gain (loss)	(5,832,109)	(15,584,650)

Net unrealized appreciation (depreciation) during the period	(363,605)	94,851,875

Change in net assets from operations	(5,699,999)	81,630,730

Distributions from net investment income:
Class A shares	(1,146,834)	(2,529,549)

Class B shares	(238,142)	(505,066)

Class C shares	(143,241)	(244,114)

Class Y shares	(1,798)	(4,437)

Total distributions	(1,530,015)	(3,283,166)

Net change in net assets from investment activities	(7,230,014)	78,347,564

From capital transactions:
Proceeds from shares sold	11,217,172	28,506,685

Net asset value of shares issued through dividend reinvestment	1,502,221	3,226,303

Cost of shares repurchased	(28,172,492)	(50,094,052)

Net change in net assets from capital transactions	(15,453,099)	(18,361,064)

Total increase (decrease) in net assets	(22,683,113)	59,986,500

Net assets:
Beginning of the period	225,406,375	165,419,875

End of the period (including accumulated undistributed net investment income of $257,047 and $1,291,347, respectively)	$202,723,262	$225,406,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Leaders Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A shares
											February 27, 2006
	Six months ended										(Commencement of
	September 30,		Year ended March 31,								Operations) to
	2010		2010		2009		2008		2007		March 31, 2006

Net asset value, beginning of the period	$8.76		$5.90		$10.49		$11.26		$10.08		$10.00

Net investment income(a)	0.03		0.11		0.19		0.16		0.16		0.01

Net realized and unrealized gain (loss)	(0.22)		2.89		(4.25)		(0.68)		1.18		0.07

Total from investment operations	(0.19)		3.00		(4.06)		(0.52)		1.34		0.08

Less:
Distributions from net investment income	0.07		0.14		0.16		0.15		0.16		-0-

Distributions from net realized gain	-0-		-0-		0.37		0.10		0.00	(f)	-0-

Total distributions	0.07		0.14		0.53		0.25		0.16		-0-

Net asset value, end of the period	$8.50		$8.76		$5.90		$10.49		$11.26		$10.08

Total return*	(2.12	)%(b)	51.13	%(c)	(39.27	)%(c)	(4.77	)%(c)	13.47	%(c)	0.80	%(c)**

Net assets at end of the period (in millions)	$133.7		$149.3		$109.9		$201.4		$130.9		$5.0

Ratio of expenses to average net assets*(d)	0.50	%(g)	0.50%		0.50	%(e)	0.50	%(e)	0.51	%(e)	0.50	%(e)

Ratio of net investment income to average net assets*(d)	0.73	%(g)	1.38%		2.21%		1.42%		1.51%		2.50%

Portfolio turnover(h)	2%		9%		21%		3%		0%		0%

* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)	0.69	%(g)	0.76%		0.73	%(e)	0.57	%(e)	0.89	%(e)	24.16	%(e)

Ratio of net investment income (loss) to average net assets(d)	0.54	%(g)	1.12%		1.98%		1.35%		1.13%		(21.16)%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds were 0.66%, 0.75%, 0.76%, 0.69%, 0.84% and 0.54% at September 30, 2010 and March 31, 2010, 2009, 2008, 2007 and 2006, respectively.
(e)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.01% for the year ended March 31, 2007.
(f)	Amount is less than $0.01.
(g)	Ratios are annualized and based on average daily net assets (000’s omitted) of $135,624.
(h)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
**	Non-Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Leaders Fund

Financial Highlights—(continued)

(Unaudited)

	Class B shares
											February 27, 2006
	Six months ended										(Commencement of
	September 30,		Year ended March 31,								Operations) to
	2010		2010		2009		2008		2007		March 31, 2006

Net asset value, beginning of the period	$8.76		$5.90		$10.48		$11.25		$10.08		$10.00

Net investment income(a)	-0-		0.05		0.12		0.08		0.08		0.01

Net realized and unrealized gain (loss)	(0.23)		2.89		(4.23)		(0.69)		1.18		0.07

Total from investment operations	(0.23)		2.94		(4.11)		(0.61)		1.26		0.08

Less:
Distributions from net investment income	0.04		0.08		0.10		0.06		0.09		-0-

Distributions from net realized gain	-0-		-0-		0.37		0.10		0.00	(f)	-0-

Total distributions	0.04		0.08		0.47		0.16		0.09		-0-

Net asset value, end of the period	$8.49		$8.76		$5.90		$10.48		$11.25		$10.08

Total return*	(2.60	)%(b)	50.02	%(c)	(39.65	)%(c)	(5.49	)%(c)	12.56	%(c)	0.80	%(c)**

Net assets at end of the period (in millions)	$48.9		$52.8		$36.3		$62.6		$37.8		$1.6

Ratio of expenses to average net assets*(d)	1.25	%(g)	1.25%		1.25	%(e)	1.25	%(e)	1.26	%(e)	1.25	%(e)

Ratio of net investment income (loss) to average net assets*(d)	(0.02	)%(g)	0.64%		1.49%		0.66%		0.74%		2.54%

Portfolio turnover(h)	2%		9%		21%		3%		0%		0%

* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)	1.44	%(g)	1.51%		1.49	%(e)	1.32	%(e)	1.64	%(e)	27.15	%(e)

Ratio of net investment income (loss) to average net assets(d)	(0.21	)%(g)	0.38%		1.25%		0.59%		0.37%		(23.37)%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds were 0.66%, 0.75%, 0.76%, 0.69%, 0.84% and 0.54% at September 30, 2010 and March 31, 2010, 2009, 2008, 2007 and 2006, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.01% for the year ended March 31, 2007.
(f)	Amount is less than $0.01.
(g)	Ratios are annualized and based on average daily net assets (000’s omitted) of $48,883.
(h)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
**	Non-Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Leaders Fund

Financial Highlights—(continued)

(Unaudited)

	Class C shares
											February 27, 2006
	Six months ended										(Commencement of
	September 30,		Year ended March 31,								Operations) to
	2010		2010		2009		2008		2007		March 31, 2006

Net asset value, beginning of the period	$8.75		$5.90		$10.48		$11.25		$10.08		$10.00

Net investment income(a)	-0-		0.05		0.12		0.07		0.08		0.01

Net realized and unrealized gain (loss)	(0.22)		2.88		(4.23)		(0.68)		1.18		0.07

Total from investment operations	(0.22)		2.93		(4.11)		(0.61)		1.26		0.08

Less:
Distributions from net investment income	0.06		0.08		0.10		0.06		0.09		-0-

Distributions from net realized gain	-0-		-0-		0.37		0.10		0.00	(g)	-0-

Total distributions	0.06		0.08		0.47		0.16		0.09		-0-

Net asset value, end of the period	$8.47		$8.75		$5.90		$10.48		$11.25		$10.08

Total return*	(2.50	)%(b)(f)	49.88	%(c)	(39.65	)%(c)	(5.49	)%(c)	12.56	%(c)	0.80	%(c)**

Net assets at end of the period (in millions)	$20.0		$23.2		$19.1		$44.0		$31.3		$1.3

Ratio of expenses to average net assets*(d)	1.19	%(f)(h)	1.25%		1.25	%(e)	1.25	%(e)	1.26	%(e)	1.25	%(e)

Ratio of net investment income to average net assets*(d)	0.04	%(f)(h)	0.61%		1.37%		0.65%		0.75%		2.27%

Portfolio turnover(i)	2%		9%		21%		3%		0%		0%

* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)	1.38	%(f)(h)	1.51%		1.47	%(e)	1.32	%(e)	1.64	%(e)	27.74	%(e)

Ratio of net investment income (loss) to average net assets(d)	(0.15	)%(f)(h)	0.35%		1.15%		0.58%		0.38%		(24.22)%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the Underlying Affiliated Funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds were 0.66%, 0.75%, 0.76%, 0.69%, 0.84% and 0.54% at September 30, 2010 and March 31, 2010, 2009, 2008, 2007 and 2006, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.01% for the year ended March 31, 2007.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.94%.
(g)	Amount is less than $0.01.
(h)	Ratios are annualized and based on average daily net assets (000’s omitted) of $20,596.
(i)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
**	Non-Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Leaders Fund

Financial Highlights—(continued)

(Unaudited)

	Class Y sharesˆ
											February 27, 2006
	Six months ended										(Commencement of
	September 30,		Year ended March 31,								Operations) to
	2010		2010		2009		2008		2007		March 31, 2006

Net asset value, beginning of the period	$8.77		$5.90		$10.49		$11.27		$10.09		$10.00

Net investment income(a)	0.04		0.13		0.21		0.19		0.17		0.02

Net realized and unrealized gain (loss)	(0.23)		2.90		(4.25)		(0.69)		1.20		0.07

Total from investment operations	(0.19)		3.03		(4.04)		(0.50)		1.37		0.09

Less:
Distributions from net investment income	0.08		0.16		0.18		0.18		0.19		-0-

Distributions from net realized gain	-0-		-0-		0.37		0.10		0.00	(f)	-0-

Total distributions	0.08		0.16		0.55		0.28		0.19		-0-

Net asset value, end of the period	$8.50		$8.77		$5.90		$10.49		$11.27		$10.09

Total return*	(2.11	)%(b)	51.68	%(c)	(39.12	)%(c)	(4.62	)%(c)	13.73	%(c)	0.90	%(c)**

Net assets at end of the period (in millions)	$0.1		$0.2		$0.2		$0.3		$0.3		$0.2

Ratio of expenses to average net assets*(d)	0.25	%(g)	0.25%		0.25	%(e)	0.25	%(e)	0.26	%(e)	0.25	%(e)

Ratio of net investment income to average net assets*(d)	0.98	%(g)	1.68%		2.45%		1.66%		1.57%		2.43%

Portfolio turnover(h)	2%		9%		21%		3%		0%		0%

* If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets(d)	0.44	%(g)	0.51%		0.47	%(e)	0.32	%(e)	1.14	%(e)	39.58	%(e)

Ratio of net investment income (loss) to average net assets(d)	0.79	%(g)	1.42%		2.23%		1.59%		0.69%		(36.91)%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Does not include expenses of the underlying affiliated funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the Underlying Affiliated Funds were 0.66%, 0.75%, 0.76%, 0.69%, 0.84% and 0.54% at September 30, 2010 and March 31, 2010, 2009, 2008, 2007 and 2006, respectively.
(e)	The ratio of expenses to average net assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.01% for the year ended March 31, 2007.
(f)	Amount is less than $0.01.
(g)	Ratios are annualized and based on average daily net assets (000’s omitted) of $186.
(h)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
ˆ	On June 1, 2010, the Fund’s former Class I shares were reorganized to Class Y shares.
**	Non-Annualized.

Notes to Financial Statements

September 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Leaders Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series), formerly AIM Growth Series (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-five separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Leaders Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Equity Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.

12        Invesco Van Kampen Leaders Fund

  The Fund’s principal investment objective is capital appreciation. The Fund’s secondary investment objective is income.
  The Fund primarily invests in affiliated mutual funds (“underlying funds”) advised by Invesco Advisers (the “Adviser” or “Invesco”). The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Investments in underlying funds are valued at the end of the day net asset value per share.
Securities in the underlying funds, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-

13        Invesco Van Kampen Leaders Fund

dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
C.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain (loss) on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to the Reorganization, incremental transfer agency fees which are unique to each class of shares of the Acquired Fund were charged to the operations of such class.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds. Prior to the Reorganization, the Acquired Fund did not pay an advisory fee to Van Kampen Asset Management (“Van Kampen”).
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.50%, 1.25%, 1.25% and 0.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. From June 1, 2010 to September 30, 2010, the Adviser reimbursed expenses of $142,480.
  Prior to the Reorganization, Van Kampen voluntarily reimbursed $52,862 of expenses of the Acquired Fund.
  Acquired Fund Fees and Expenses are not fees and expenses incurred by the Fund directly but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the net operating expenses will exceed the expense limits above. You incur these expenses indirectly through the valuation of the Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Fund.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. (“VKII”) provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $6,621 to VKII. For the six months ended September 30, 2010, expenses incurred under

14        Invesco Van Kampen Leaders Fund

these agreements are shown in the Statement of Operations as administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian and fund accountant and provides certain administrative services to the Fund.
  Prior to the Reorganization, under a legal services agreement, VKII provided legal services to the Acquired Fund. Pursuant to such agreement, the Acquired Fund paid $3,651 to VKII.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Pursuant to such agreement, for the period ended September 30, 2010, IIS was paid $202,609 for providing such services. Prior to the Reorganization, the Acquired Fund paid $62,192 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Van Kampen Funds Inc. (“VKFI”) to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $182,908 to VKFI.
  For the six months ended September 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to September 30, 2010, IDI advised the Fund that IDI retained $16,943 in front-end sales commissions from the sale of Class A shares and $0, $56,720 and $755 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. Prior to the Reorganization, VKFI retained $21,037 in front-end sales commissions from the sale of Class A shares and $28,857, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$203,416,236	$—	$—	$203,416,236

NOTE 4—Investments in Affiliates

The Fund and the mutual funds below have the same investment adviser and therefore are considered to be affiliated. On June 1, 2010, Class I shares of the former Van Kampen funds were reorganized into Class Y shares of their respective Invesco Van Kampen fund. On July 1, 2010, the Fund transferred its investment in each Invesco fund Class Y shares into the Institutional Class shares of the respective fund. The amount transferred out of each Class Y shares

15        Invesco Van Kampen Leaders Fund

investments is included in Proceeds from Sales. The amount transferred into each Institutional Class is included in Purchases at Cost. The following is a summary of the transactions in and earnings from investments in affiliated mutual funds for the six months ended September 30, 2010.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	3/31/2010	at Cost	from Sales	(Depreciation)	Gain (Loss)	9/30/2010	Income

Invesco Van Kampen Comstock Fund, Class Y	$74,689,092	$576,655	$80,846,508	$6,922,703	$(1,341,942)	$-0-	$299,555

Invesco Van Kampen Comstock Fund, Institutional Class	-0-	77,310,098	2,961,240	(6,799,685)	(1,117,663)	66,431,510	288,784

Invesco Van Kampen Equity and Income Fund, Class Y	74,700,632	1,215,840	76,051,993	855,278	(719,757)	-0-	341,080

Invesco Van Kampen Equity and Income Fund, Institutional Class	-0-	71,450,913	3,038,383	(1,867,201)	(506,721)	66,038,608	334,352

Invesco Van Kampen International Growth Fund, Class Y	74,515,048	2,289,173	78,856,937	3,236,665	(1,183,949)	-0-	-0-

Invesco Van Kampen International Growth Fund, Institutional Class	-0-	76,201,448	2,706,758	(2,711,365)	(962,077)	69,821,248	-0-

Liquid Assets Portfolio — Institutional Class	-0-	5,708,112	5,145,677	-0-	-0-	562,435	405

Premier Portfolio — Institutional Class	-0-	5,708,112	5,145,677	-0-	-0-	562,435	281

Total	$223,904,772	$240,460,351	$254,753,173	$(363,605)	$(5,832,109)	$203,416,236	$1,264,457

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  Prior to the Reorganization, the Acquired Fund provided deferred compensation and retirement plans for its trustees who were not officers of Van Kampen. Benefits under the retirement plan were to be payable upon retirement for a ten-year period and were to be based upon each trustee’s years of service to the Acquired Fund. However, the Acquired Fund did not meet the minimum number of years of operations required for the trustees to become fully vested in the plan. Therefore, the previously recognized pension expense of $40,505 was reversed during the current period to recognize the actual pension liability as of the plan termination date.
  For the period ended September 30, 2010, the Fund paid legal fees of $219 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust. Prior to the Reorganization, the Acquired Fund recognized expense of $2,025 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Acquired Fund was a partner of such firm and he and his law firm provided legal services as legal counsel to the Acquired Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

16        Invesco Van Kampen Leaders Fund

  The Fund had a capital loss carryforward as of March 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2017	$9,220,402

March 31, 2018	19,944,094

Total capital loss carryforward	$29,164,496

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2010 was $4,704,804 and $20,122,496, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$-0-

Aggregate unrealized (depreciation) of investment securities	(40,492,101)

Net unrealized appreciation (depreciation) of investment securities	$(40,492,101)

Cost of investments for tax purposes is $243,908,337.

NOTE 9—Share Information

	For the				For the
	six months ended				year ended
	September 30, 2010(a)				March 31, 2010
	Shares		Value		Shares	Value

Sales:
Class A	972,892(b	)	$8,115,397(b	)	2,543,995	$19,459,505

Class B	316,815		2,634,171		1,028,082	7,844,502

Class C	56,520		467,561		155,941	1,189,676

Class Y	5		43		1,593	13,002

Total Sales	1,346,232		11,217,172		3,729,611	28,506,685

Dividend Reinvestment:
Class A	138,590		1,132,521		313,211	2,496,398

Class B	28,578		233,428		62,708	498,164

Class C	16,454		135,104		29,064	229,472

Class Y	142		1,168		285	2,269

Total Dividend Reinvestment	183,764		1,502,221		405,268	3,226,303

Repurchases:
Class A	(2,412,692)		(20,035,677)		(4,443,821)	(34,582,600)

Class B	(609,154	)(b)	(5,004,214	)(b)	(1,216,622)	(9,456,874)

Class C	(364,267)		(3,032,190)		(779,631)	(6,001,462)

Class Y	(11,837)		(100,411)		(6,221)	(53,116)

Total Repurchases	(3,397,950)		$(28,172,492)		(6,446,295)	$(50,094,052)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 62,746 Class B Shares into 62,680 Class A Shares at a value of $514,240.

Effective November 30, 2010, all Invesco funds will be closing their Class B shares. Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares, but no additional investments will be accepted in Class B shares on or after November 30, 2010. Any dividends or capital gains distributions may continue to be reinvested in Class B shares until conversion. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

17        Invesco Van Kampen Leaders Fund

NOTE 10—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

18        Invesco Van Kampen Leaders Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2010 through September 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/10)	(09/30/10)[1]	Period[2]	(09/30/10)	Period[2]	Ratio[3]
A	$1,000.00	$978.79	$2.48	$1,022.56	$2.54	0.50%

B	1,000.00	974.01	6.19	1,018.80	6.33	1.25%

C	1,000.00	974.97	5.89	1,019.10	6.02	1.19%

Y	1,000.00	978.87	1.24	1,023.82	1.27	0.25%

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2010 through September 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.
[3]	The expense ratio for Class C Shares reflects actual 12b-1 fees of less than 1%.

19        Invesco Van Kampen Leaders Fund

Approval of Investment Advisory and Sub-advisory Agreements

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen Leaders Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage

20        Invesco Van Kampen Leaders Fund

transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

21        Invesco Van Kampen Leaders Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Leaders Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	14,166,877	365,201	926,501	0

22        Invesco Van Kampen Leaders Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website,
sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-LEA-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). The Code was amended in June, 2010, to (i) add an individual to Exhibit A and (ii) update the names of certain legal entities. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: December 6, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: December 6, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: December 6, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.